Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Schedules of Investments & Financial Statements
Treasury Only Portfolio	<Click Here>
Treasury Portfolio	<Click Here>
Government Portfolio	<Click Here>
Domestic Portfolio	<Click Here>
Money Market Portfolio	<Click Here>
Tax-Exempt Portfolio	<Click Here>
Notes to Financial Statements	<Click Here>
Independent Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Fund Goals:
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call the appropriate number listed below. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients 1-800-962-1375
"Not For Profit" Clients 1-800-343-0860
Financial and Other Institutions
Nationwide 1-800-843-3001

Annual Report

Treasury Only Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 82.7%
4/25/02	1.78%	$ 83,620,000	$ 83,524,277
4/25/02	2.13	80,000,000	79,887,633
5/2/02	1.76	40,000,000	39,939,378
5/9/02	1.91	50,000,000	49,900,250
5/16/02	1.74	100,000,000	99,783,750
5/16/02	1.76	80,000,000	79,825,000
5/16/02	1.77	8,820,000	8,800,596
5/16/02	1.98	10,000,000	9,975,438
5/23/02	1.74	45,264,000	45,150,890
5/30/02	1.74	25,000,000	24,929,118
5/30/02	1.75	10,000,000	9,971,483
5/30/02	1.76	115,000,000	114,669,848
5/30/02	1.79	33,545,000	33,447,142
5/30/02	1.80	25,000,000	24,926,660
5/30/02	2.00	100,000,000	99,675,500
6/6/02	1.76	100,000,000	99,678,250
6/6/02	1.77	100,000,000	99,677,333
6/6/02	1.79	35,000,000	34,886,104
6/6/02	1.89	50,000,000	49,828,583
6/13/02	1.76	65,000,000	64,769,340
6/13/02	1.81	10,000,000	9,963,500
6/20/02	1.86	50,000,000	49,794,444
6/27/02	1.84	25,000,000	24,889,740
6/27/02	1.87	16,750,000	16,675,136
8/8/02	1.83	25,000,000	24,837,854
8/22/02	1.85	15,000,000	14,890,982
9/5/02	1.91	45,000,000	44,628,106
			1,338,926,335
U.S. Treasury Notes - 9.3%
8/15/02	1.93	20,000,000	20,329,688
8/31/02	1.96	20,000,000	20,334,147
8/31/02	2.23	25,000,000	25,388,261
9/30/02	1.98	10,000,000	10,194,641
10/31/02	1.97	20,000,000	20,428,958
10/31/02	2.32	12,500,000	12,741,240
12/31/02	2.12	40,000,000	40,947,637
			150,364,572
U.S. Treasury Notes - principal STRIPS - 8.0%
5/15/02	1.76	20,000,000	19,957,148
5/15/02	1.80	50,900,000	50,788,657
5/15/02	2.13	10,162,000	10,135,925
5/15/02	3.33	10,000,000	9,960,260
8/15/02	1.88	15,000,000	14,894,787

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
8/15/02	3.34%	$ 10,000,000	$ 9,877,755
8/15/02	3.45	15,000,000	14,811,003
			130,425,535
TOTAL INVESTMENT PORTFOLIO - 100.0%	1,619,716,442
NET OTHER ASSETS - 0.0%	132,846
NET ASSETS - 100%	$ 1,619,849,288
Total Cost for Income Tax Purposes $ 1,619,716,442
Income Tax Information

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 1,619,716,442
Cash		687
Receivable for investments sold		84,800,661
Interest receivable		2,016,363
Total assets		1,706,534,153
Liabilities
Payable for investments purchased	$ 85,257,522
Distributions payable	1,029,444
Accrued management fee	217,070
Distribution fees payable	73,220
Other payables and accrued expenses	107,609
Total liabilities		86,684,865
Net Assets		$ 1,619,849,288
Net Assets consist of:
Paid in capital		$ 1,619,744,261
Accumulated net realized gain (loss) on investments		105,027
Net Assets		$ 1,619,849,288
Class I: Net Asset Value, offering price and redemption price per share ($1,198,837,109 ÷ 1,198,444,238 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($187,069,348 ÷ 187,021,763 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($233,842,484 ÷ 233,771,152 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($100,347 ÷ 100,356 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 51,981,279
Expenses
Management fee	$ 3,261,741
Transfer agent fees	278,626
Distribution fees	766,878
Accounting fees and expenses	162,030
Non-interested trustees' compensation	5,636
Custodian fees and expenses	30,025
Registration fees	152,727
Audit	27,669
Legal	5,966
Miscellaneous	5,643
Total expenses before reductions	4,696,941
Expense reductions	(681,280)	4,015,661
Net investment income		47,965,618
Net Realized Gain (Loss) on Investment securities		148,028
Net increase in net assets resulting from operations		$ 48,113,646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 47,965,618	$ 80,496,426
Net realized gain (loss)	148,028	437,467
Net increase (decrease) in net assets resulting from operations	48,113,646	80,933,893
Distributions to shareholders from net investment income	(47,965,618)	(80,496,426)
Share transactions - net increase (decrease)	265,682,087	6,739,585
Total increase (decrease) in net assets	265,830,115	7,177,052
Net Assets
Beginning of period	1,354,019,173	1,346,842,121
End of period	$ 1,619,849,288	$ 1,354,019,173

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.031	.059	.049	.049	.052
Distributions from net investment income	(.031)	(.059)	(.049)	(.049)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.14%	6.03%	4.98%	4.99%	5.33%
Ratios to Average Net Assets B
Expenses before expense reductions	.24%	.25%	.25%	.25%	.29%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	3.00%	5.87%	4.90%	4.87%	5.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,198,837	$ 1,053,612	$ 1,133,330	$ 949,894	$ 942,561

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.029	.057	.047	.047	.051
Distributions from net investment income	(.029)	(.057)	(.047)	(.047)	(.051)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.98%	5.88%	4.83%	4.84%	5.18%
Ratios to Average Net Assets B
Expenses before expense reductions	.39%	.40%	.40%	.42%	.46%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	2.82%	5.72%	4.73%	4.73%	5.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,069	$ 120,059	$ 52,450	$ 57,776	$ 36,847

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.028	.056	.046	.046	.050
Distributions from net investment income	(.028)	(.056)	(.046)	(.046)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.88%	5.77%	4.72%	4.73%	5.07%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.50%	.50%	.51%	.59%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.72%	5.62%	4.70%	4.56%	4.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 233,842	$ 180,348	$ 161,062	$ 100,831	$ 100,465

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.000
Total Return B, C	.36%
Ratios to Average Net Assets E
Expenses before expense reductions	.28%A
Expenses net of voluntary waivers, if any	.25%A
Expenses net of all reductions	.25%A
Net investment income	1.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Treasury Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

U.S. Treasury Obligations - 41.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
U.S. Treasury Bills - 28.0%
4/25/02	2.13%	$ 175,000,000	$ 174,754,167
5/9/02	1.91	100,000,000	99,800,500
5/16/02	1.87	125,000,000	124,710,938
5/16/02	1.91	75,000,000	74,822,344
5/23/02	1.74	97,687,000	97,442,938
5/23/02	1.75	100,000,000	99,748,667
5/23/02	1.76	100,000,000	99,747,222
5/23/02	1.94	250,000,000	249,306,667
5/23/02	1.97	50,000,000	49,858,806
5/23/02	1.98	25,000,000	24,929,254
5/30/02	1.75	45,000,000	44,871,675
5/30/02	1.76	200,000,000	199,426,389
5/30/02	1.79	200,000,000	199,416,556
5/30/02	1.80	75,000,000	74,779,979
6/13/02	1.81	100,000,000	99,635,000
6/13/02	1.83	95,000,000	94,649,397
6/27/02	1.86	100,000,000	99,554,125
6/27/02	1.87	50,000,000	49,776,525
8/1/02	1.87	100,000,000	99,373,056
8/8/02	1.83	25,000,000	24,837,854
8/22/02	1.85	75,000,000	74,454,845
9/5/02	1.91	384,535,000	381,363,625
9/5/02	1.92	25,000,000	24,792,847
9/26/02	2.14	40,000,000	39,581,700
			2,601,635,076
U.S. Treasury Notes - 8.0%
7/31/02	1.76	50,000,000	50,742,932
7/31/02	2.15	50,000,000	50,660,060
8/15/02	1.93	50,000,000	50,824,219
8/31/02	1.96	120,000,000	122,004,881
8/31/02	2.01	50,000,000	50,849,713
9/30/02	1.98	75,000,000	76,459,806
10/31/02	1.97	25,000,000	25,536,198
10/31/02	2.32	50,000,000	50,964,959
12/31/02	1.77	125,000,000	128,524,386
12/31/02	1.83	25,000,000	25,694,630
12/31/02	2.12	106,000,000	108,503,774
			740,765,558
U.S. Treasury Notes - principal STRIPS - 5.7%
5/15/02	3.33	50,000,000	49,801,302
8/15/02	1.88	100,000,000	99,298,735
8/15/02	2.28	150,000,000	148,732,568
8/15/02	3.34	50,000,000	49,388,777
8/15/02	3.45	135,000,000	133,299,031
8/15/02	3.48	50,000,000	49,363,686
			529,884,099
TOTAL U.S. TREASURY OBLIGATIONS			3,872,284,733
Repurchase Agreements - 57.5%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Treasury Obligations) dated 3/28/02 due 4/1/02 At:
1.85%	$ 4,609,946,062	$ 4,609,000,000
1.85%	580,119,244	580,000,000
1.86%	152,725,491	152,694,000
TOTAL REPURCHASE AGREEMENTS		5,341,694,000
TOTAL INVESTMENT PORTFOLIO - 99.2%	9,213,978,733
NET OTHER ASSETS - 0.8%	75,685,270
NET ASSETS - 100%	$ 9,289,664,003
Total Cost for Income Tax Purposes $ 9,213,978,733
Income Tax Information
At March 31, 2002, the fund had a capital loss carryforward of approximately $137,000 all of which will expire on March 31, 2010.

A total of 27.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $5,341,694,000) - See accompanying schedule		$ 9,213,978,733
Receivable for investments sold		124,689,069
Receivable for fund shares sold		29,712
Interest receivable		13,501,684
Total assets		9,352,199,198
Liabilities
Payable to custodian bank	$ 459
Payable for investments purchased	51,220,455
Payable for fund shares redeemed	12,056
Distributions payable	8,605,977
Accrued management fee	1,402,935
Distribution fees payable	993,223
Other payables and accrued expenses	300,090
Total liabilities		62,535,195
Net Assets		$ 9,289,664,003
Net Assets consist of:
Paid in capital		$ 9,290,097,998
Accumulated net realized gain (loss) on investments		(433,995)
Net Assets		$ 9,289,664,003
Class I: Net Asset Value, offering price and redemption price per share ($4,399,910,624 ÷ 4,399,466,451 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($369,643,025 ÷ 369,539,687 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($4,520,010,012 ÷ 4,520,475,454 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($100,342 ÷ 100,344 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 301,702,086
Expenses
Management fee	$ 19,380,525
Transfer agent fees	1,514,376
Distribution fees	10,533,084
Accounting fees and expenses	762,918
Non-interested trustees' compensation	35,110
Custodian fees and expenses	50,717
Registration fees	278,241
Audit	53,025
Legal	35,242
Miscellaneous	49,287
Total expenses before reductions	32,692,525
Expense reductions	(2,810,327)	29,882,198
Net investment income		271,819,888
Net Realized Gain (Loss) on Investment securities		(433,995)
Net increase in net assets resulting from operations		$ 271,385,893

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 271,819,888	$ 489,222,541
Net realized gain (loss)	(433,995)	945,815
Net increase (decrease) in net assets resulting from operations	271,385,893	490,168,356
Distributions to shareholders from net investment income	(271,819,888)	(489,222,541)
Share transactions - net increase (decrease)	42,290,043	1,187,804,456
Total increase (decrease) in net assets	41,856,048	1,188,750,271
Net Assets
Beginning of period	9,247,807,955	8,059,057,684
End of period	$ 9,289,664,003	$ 9,247,807,955

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.030	.061	.050	.051	.054
Distributions from net investment income	(.030)	(.061)	(.050)	(.051)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.00%	6.22%	5.12%	5.19%	5.55%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	2.93%	6.03%	5.00%	5.05%	5.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,399,911	$ 5,152,269	$ 4,461,393	$ 3,935,421	$ 4,498,484

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.028	.059	.049	.049	.053
Distributions from net investment income	(.028)	(.059)	(.049)	(.049)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.85%	6.07%	4.97%	5.03%	5.40%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.39%	.39%	.39%	.42%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	2.73%	5.90%	4.89%	4.91%	5.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,643	$ 319,423	$ 473,503	$ 372,734	$ 410,383

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.027	.058	.048	.048	.052
Distributions from net investment income	(.027)	(.058)	(.048)	(.048)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.74%	5.96%	4.86%	4.93%	5.29%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.49%	.49%	.49%	.50%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.65%	5.79%	4.74%	4.81%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,520,010	$ 3,776,116	$ 3,124,162	$ 2,921,727	$ 2,998,996

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.003
Distributions from net investment income	(.003)
Net asset value, end of period	$ 1.000
Total Return B, C	.34%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income	1.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer--term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Government Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

Federal Agencies - 87.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 50.7%
Agency Coupons - 24.7%
4/1/02	1.67% (a)	$ 85,000,000	$ 84,969,466
4/1/02	1.71 (a)	203,000,000	202,923,469
4/4/02	1.72 (a)	163,000,000	162,961,124
4/4/02	1.73 (a)	268,000,000	267,957,343
4/5/02	1.75 (a)	1,000,000,000	999,795,147
4/9/02	1.74 (a)	200,000,000	199,846,499
4/10/02	1.66 (a)	430,000,000	429,779,723
4/25/02	1.63 (a)	70,000,000	69,982,596
4/30/02	1.70 (a)	120,000,000	119,969,579
5/1/02	1.68 (a)	140,000,000	139,863,928
			2,678,048,874
Discount Notes - 26.0%
4/5/02	4.58	130,000,000	129,936,733
5/2/02	2.02	100,000,000	99,827,778
5/3/02	3.55	79,277,000	79,033,179
5/23/02	2.02	79,000,000	78,771,778
5/30/02	1.84	50,000,000	49,850,861
5/30/02	1.85	50,000,000	49,850,042
5/31/02	3.55	200,000,000	198,850,000
6/3/02	1.81	181,719,000	181,145,002
6/12/02	1.88	170,379,000	169,741,783
6/27/02	1.87	270,607,000	269,397,161
6/28/02	3.87	100,000,000	99,088,222
7/10/02	1.81	97,347,000	96,860,265
7/31/02	1.84	103,750,000	103,115,338
8/5/02	1.86	115,000,000	114,259,400
8/8/02	1.88	200,000,000	198,667,000
8/9/02	1.88	260,000,000	258,253,667
8/14/02	1.90	100,000,000	99,295,000
8/21/02	1.88	30,779,000	30,553,185
8/23/02	2.06	85,940,000	85,242,167
8/23/02	2.11	32,171,000	31,903,337
10/18/02	2.23	50,000,000	49,394,444
11/15/02	2.46	150,000,000	147,720,000
12/13/02	2.21	75,000,000	73,848,000
12/13/02	2.27	125,000,000	123,026,667
			2,817,631,009
			5,495,679,883
Federal Home Loan Bank - 23.0%
Agency Coupons - 5.0%
4/21/02	1.67 (a)	145,000,000	144,904,423
4/29/02	1.78 (a)	350,000,000	349,795,421
8/15/02	1.90	50,000,000	50,900,414
			545,600,258

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Discount Notes - 18.0%
4/10/02	2.21%	$ 290,705,000	$ 290,545,839
4/12/02	2.21	113,000,000	112,924,384
4/19/02	2.18	382,900,000	382,486,468
6/5/02	1.81	200,000,000	199,350,000
6/7/02	1.83	50,145,000	49,975,148
6/10/02	1.85	50,000,000	49,821,111
6/12/02	1.88	262,440,000	261,458,474
6/19/02	1.88	150,000,000	149,384,458
6/26/02	1.86	196,000,000	195,131,448
6/26/02	1.88	95,000,000	94,575,614
6/28/02	1.87	75,000,000	74,659,000
8/21/02	1.88	45,000,000	44,669,850
8/23/02	1.88	50,000,000	49,628,000
			1,954,609,794
			2,500,210,052
Freddie Mac - 13.9%
Agency Coupons - 0.9%
10/15/02	2.00	100,000,000	102,237,609
Discount Notes - 13.0%
4/24/02	4.22	75,000,000	74,805,698
4/25/02	2.18	100,000,000	99,856,000
5/23/02	1.99	150,000,000	149,572,083
6/13/02	1.87	150,000,000	149,434,250
6/13/02	1.88	150,000,000	149,431,208
6/20/02	1.85	100,000,000	99,590,000
6/20/02	1.87	180,000,000	179,256,000
7/8/02	2.24	100,000,000	99,401,111
7/31/02	1.90	97,000,000	96,387,068
8/15/02	1.89	99,800,000	99,094,024
9/9/02	1.94	100,000,000	99,141,333
9/30/02	2.22	115,000,000	113,726,758
			1,409,695,533
			1,511,933,142
TOTAL FEDERAL AGENCIES			9,507,823,077
U.S. Treasury Obligations - 0.5%

U.S. Treasury Notes - principal STRIPS - 0.5%
5/15/02	3.40	50,000,000	49,797,267
Repurchase Agreements - 13.8%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated:
2/14/02 due 7/17/02 At 1.89%	$ 100,803,250	$ 100,000,000
2/15/02 due 7/19/02 At 1.89%	151,212,750	150,000,000
3/28/02 due 4/1/02 At:
1.92%	942,201	942,000
1.93%	1,241,265,912	1,241,000,000
TOTAL REPURCHASE AGREEMENTS		1,491,942,000
TOTAL INVESTMENT PORTFOLIO - 101.9%	11,049,562,344
NET OTHER ASSETS - (1.9)%	(201,908,989)
NET ASSETS - 100%	$ 10,847,653,355
Total Cost for Income Tax Purposes $ 11,049,562,344
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 15.75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $1,491,942,000) - See accompanying schedule		$ 11,049,562,344
Receivable for investments sold		69,083,283
Receivable for fund shares sold		20,495
Interest receivable		10,075,531
Total assets		11,128,741,653
Liabilities
Payable to custodian bank	$ 57
Payable for investments purchased	269,790,448
Distributions payable	8,726,300
Accrued management fee	1,802,798
Distribution fees payable	430,665
Other payables and accrued expenses	338,030
Total liabilities		281,088,298
Net Assets		$ 10,847,653,355
Net Assets consist of:
Paid in capital		$ 10,847,857,712
Accumulated net realized gain (loss) on investments		(204,357)
Net Assets		$ 10,847,653,355
Class I: Net Asset Value, offering price and redemption price per share ($8,603,810,654 ÷ 8,603,603,316 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($918,050,530 ÷ 917,934,856 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,325,691,804 ÷ 1,325,638,169 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($100,367 ÷ 100,367 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 402,929,480
Expenses
Management fee	$ 24,792,294
Transfer agent fees	1,941,759
Distribution fees	4,985,737
Accounting fees and expenses	842,715
Non-interested trustees' compensation	42,999
Custodian fees and expenses	119,378
Registration fees	409,686
Audit	48,863
Legal	44,535
Miscellaneous	35,777
Total expenses before reductions	33,263,743
Expense reductions	(3,499,350)	29,764,393
Net investment income		373,165,087
Net Realized Gain (Loss) on Investment securities		317,852
Net increase in net assets resulting from operations		$ 373,482,939

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 373,165,087	$ 489,436,088
Net realized gain (loss)	317,852	380,245
Net increase (decrease) in net assets resulting from operations	373,482,939	489,816,333
Distributions to shareholders from net investment income	(373,165,087)	(489,436,088)
Share transactions - net increase (decrease)	(150,262,628)	3,367,672,347
Total increase (decrease) in net assets	(149,944,776)	3,368,052,592
Net Assets
Beginning of period	10,997,598,131	7,629,545,539
End of period	$ 10,847,653,355	$ 10,997,598,131

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.031	.062	.052	.052	.055
Distributions from net investment income	(.031)	(.062)	(.052)	(.052)	(.055)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.16%	6.34%	5.32%	5.31%	5.60%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.26%	.25%	.25%	.25%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	3.06%	6.13%	5.23%	5.18%	5.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,603,811	$ 9,141,382	$ 6,033,243	$ 4,896,805	$ 3,528,366

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.030	.060	.050	.050	.053
Distributions from net investment income	(.030)	(.060)	(.050)	(.050)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.01%	6.18%	5.17%	5.16%	5.45%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.41%	.41%	.41%	.47%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	2.86%	5.98%	5.10%	4.94%	5.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 918,051	$ 827,899	$ 507,409	$ 419,679	$ 151,951

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.029	.059	.049	.049	.052
Distributions from net investment income	(.029)	(.059)	(.049)	(.049)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.90%	6.08%	5.06%	5.05%	5.34%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.51%	.51%	.51%	.57%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.76%	5.88%	4.98%	4.91%	5.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,325,692	$ 1,028,317	$ 1,088,894	$ 829,083	$ 674,582

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.000
Total Return B, C	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Domestic Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

Corporate Bond - 0.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One Corp.
8/1/02	6.40%	$ 44,900,000	$ 45,564,481
Certificates of Deposit - 6.8%

Domestic Certificates Of Deposit - 6.8%
Chase Manhattan Bank USA NA
4/25/02	1.80	45,000,000	45,000,000
6/7/02	1.84	45,000,000	45,000,000
6/10/02	1.90	180,000,000	180,000,000
First Tennessee Bank NA, Memphis
5/7/02	1.85	100,000,000	100,000,000
Standard Federal Bank
4/8/02	1.81	100,000,000	100,000,000
State Street Bank & Trust Co.
4/11/02	1.80	110,000,000	110,000,000
5/14/02	1.85	35,000,000	35,000,000
TOTAL CERTIFICATES OF DEPOSIT			615,000,000
Commercial Paper - 47.2%

American Express Credit Corp.
4/25/02	1.80	97,000,000	96,884,247
Centric Capital Corp.
4/15/02	2.29	10,800,000	10,790,508
5/13/02	2.04	27,600,000	27,534,956
6/12/02	1.92	9,900,000	9,862,182
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/4/02	1.82	100,000,000	99,984,833
4/5/02	1.85	35,000,000	34,992,806
4/9/02	1.82	115,000,000	114,953,489
4/12/02	1.85	15,000,000	14,991,521
4/16/02	1.84	50,000,000	49,961,667
5/13/02	1.87	50,000,000	49,891,500
5/14/02	1.87	50,000,000	49,888,917
5/22/02	1.90	25,000,000	24,933,063
5/23/02	1.89	30,000,000	29,918,533
Citicorp
4/9/02	1.82	100,000,000	99,959,556
4/9/02	1.85	30,000,000	29,987,667
Corporate Asset Funding Co.
5/6/02	1.86	35,000,000	34,936,708
5/22/02	1.85	45,000,000	44,882,700
6/17/02	1.94	70,000,000	69,711,036
6/19/02	1.96	25,000,000	24,893,021
Corporate Receivables Corp.
4/2/02	1.80	70,093,000	70,089,495
4/5/02	1.81	100,000,000	99,980,000
4/17/02	1.82	99,160,000	99,079,791
5/22/02	1.85	75,000,000	74,804,500

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
6/17/02	1.94%	$ 130,000,000	$ 129,463,353
CXC, Inc.
4/2/02	1.81	35,000,000	34,998,250
4/22/02	1.84	81,760,000	81,672,244
5/20/02	1.85	50,000,000	49,874,778
6/19/02	1.94	100,000,000	99,576,472
6/24/02	1.96	50,000,000	49,772,500
Delaware Funding Corp.
4/22/02	1.84	100,325,000	100,217,318
Edison Asset Securitization LLC
4/24/02	1.80	40,000,000	39,954,256
5/7/02	1.85	75,286,000	75,147,474
5/9/02	1.87	150,000,000	149,705,500
6/20/02	1.91	115,000,000	114,514,444
6/21/02	1.93	71,486,000	71,177,181
Enterprise Funding Corp.
5/10/02	1.88	5,059,000	5,048,751
5/15/02	1.88	55,000,000	54,874,294
5/22/02	1.90	18,016,000	17,967,762
6/19/02	1.94	11,383,000	11,334,790
7/24/02	1.96	9,539,000	9,480,399
Falcon Asset Securitization Corp.
4/25/02	1.84	50,000,000	49,938,667
4/26/02	1.85	50,000,000	49,935,764
GE Capital International Funding, Inc.
6/24/02	1.96	30,000,000	29,863,500
General Electric Capital Corp.
4/23/02	2.14	17,000,000	16,977,976
4/23/02	2.23	25,000,000	24,966,389
5/21/02	1.86	50,000,000	49,871,528
7/11/02	2.00	70,000,000	69,609,186
7/23/02	1.84	35,000,000	34,800,053
7/29/02	1.94	12,000,000	11,923,840
9/10/02	1.95	75,000,000	74,348,625
9/11/02	1.99	40,000,000	39,643,211
9/12/02	2.02	50,000,000	49,544,444
General Electric Capital Services, Inc.
4/23/02	2.23	107,000,000	106,856,144
5/21/02	2.10	25,000,000	24,927,778
9/23/02	2.28	25,000,000	24,726,563
Goldman Sachs Group, Inc.
5/16/02	1.87	95,000,000	94,779,125
J.P. Morgan Chase & Co.
5/14/02	1.81	150,000,000	149,677,500
Jupiter Securitization Corp.
4/23/02	1.85	26,000,000	25,970,606
Kitty Hawk Funding Corp.
8/15/02	1.97	65,991,000	65,504,866
Morgan Stanley Dean Witter & Co.
4/1/02	1.83 (b)	100,000,000	100,000,000
4/10/02	1.85	22,000,000	21,989,825
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter & Co. - continued
5/9/02	1.83%	$ 200,000,000	$ 199,615,778
6/3/02	1.91	141,700,000	141,228,847
Newcastle (Discover Card Master Trust)
4/2/02	1.82	5,000,000	4,999,747
4/10/02	1.83	50,000,000	49,977,125
4/11/02	1.85	10,000,000	9,994,861
5/28/02	1.89	100,000,000	99,702,333
6/17/02	1.96	72,000,000	71,699,700
Preferred Receivables Funding Corp.
5/6/02	2.09	18,000,000	17,963,775
5/13/02	1.87	20,700,000	20,655,081
5/21/02	1.89	28,150,000	28,076,497
Quincy Capital Corp.
5/20/02	1.91	14,165,000	14,128,368
Receivables Capital Corp.
4/9/02	1.81	60,000,000	59,976,000
Variable Funding Capital Corp.
4/9/02	1.81	25,000,000	24,990,000
Verizon Global Funding Corp.
4/2/02	2.46	59,200,000	59,196,004
Wells Fargo Financial, Inc.
5/28/02	2.06	10,000,000	9,967,700
TOTAL COMMERCIAL PAPER			4,285,719,868
Federal Agencies - 22.4%

Fannie Mae - 17.0%
Agency Coupons - 2.4%
4/1/02	1.71 (b)	54,000,000	53,979,642
4/10/02	1.66 (b)	105,800,000	105,716,567
4/25/02	1.63 (b)	55,000,000	54,986,326
			214,682,535
Discount Notes - 14.6%
4/18/02	2.18	88,404,000	88,313,828
5/9/02	2.01	79,930,000	79,762,103
5/16/02	1.91	55,000,000	54,870,063
5/16/02	1.95	75,000,000	74,819,063
5/23/02	2.02	25,000,000	24,927,778
5/23/02	2.10	100,000,000	99,699,556
5/31/02	3.55	55,000,000	54,683,750
5/31/02	3.58	50,000,000	49,710,417
5/31/02	3.96	150,000,000	149,047,833
6/14/02	3.59	13,925,000	13,825,390
6/26/02	1.87	290,000,000	288,711,427
7/15/02	1.89	200,000,000	198,909,167

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
8/8/02	1.88%	$ 100,000,000	$ 99,333,500
12/13/02	2.21	55,000,000	54,155,200
			1,330,769,075
			1,545,451,610
Federal Home Loan Bank - 2.2%
Agency Coupons - 0.8%
5/1/02	3.51	75,000,000	75,189,240
Discount Notes - 1.4%
5/31/02	1.91	50,000,000	49,842,500
9/6/02	1.99	75,000,000	74,351,542
			124,194,042
			199,383,282
Freddie Mac - 3.2%
Discount Notes - 3.2%
4/25/02	4.25	48,000,000	47,869,440
6/20/02	1.86	75,000,000	74,691,667
6/20/02	3.60	4,195,000	4,162,465
6/21/02	3.60	4,346,000	4,311,873
7/18/02	3.61	40,000,000	39,581,200
8/15/02	1.86	75,000,000	74,478,667
9/30/02	2.22	50,000,000	49,446,417
			294,541,729
TOTAL FEDERAL AGENCIES			2,039,376,621
U.S. Treasury Obligations - 4.1%

U.S. Treasury Bills - 3.5%
5/23/02	1.94	80,000,000	79,778,133
5/23/02	1.98	30,000,000	29,915,105
8/29/02	1.85	50,000,000	49,618,750
8/29/02	1.86	55,000,000	54,577,188
8/29/02	1.87	30,000,000	29,768,750
8/29/02	1.88	75,000,000	74,418,750
			318,076,676
U.S. Treasury Notes - 0.6%
12/31/02	1.87	50,000,000	51,373,926
TOTAL U.S. TREASURY OBLIGATIONS			369,450,602
Bank Notes - 7.9%

American Express Centurion Bank
4/15/02	1.87 (b)	15,000,000	15,000,000
4/26/02	1.87 (b)	30,000,000	30,000,000
Bank One NA, Chicago
4/17/02	2.00 (b)	80,000,000	80,082,972
5/1/02	3.60	75,000,000	75,000,000
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Bank One NA, Chicago - continued
6/17/02	2.06% (b)	$ 5,000,000	$ 5,002,296
Lasalle Bank NA
4/3/02	1.82	115,000,000	115,000,000
National City Bank
4/10/02	1.89 (b)	25,000,000	25,013,683
PNC Bank NA, Pittsburgh
4/22/02	2.00 (b)	50,000,000	50,018,097
Standard Federal Bank
4/22/02	2.24	100,000,000	100,000,000
U.S. Bank NA, Minnesota
4/17/02	2.21	100,000,000	100,000,000
5/6/02	2.07	40,000,000	40,000,000
5/23/02	2.22	85,000,000	85,000,000
TOTAL BANK NOTES			720,117,048
Master Notes - 1.6%

Goldman Sachs Group, Inc.
4/1/02	1.91 (c)	70,000,000	70,000,000
5/28/02	1.97 (c)	75,000,000	75,000,000
TOTAL MASTER NOTES			145,000,000
Medium-Term Notes - 4.5%

CIESCO LP
4/17/02	1.87 (b)	10,000,000	10,000,000
Citigroup, Inc.
4/12/02	1.87 (b)	45,000,000	45,000,279
GE Life & Annuity Assurance Co.
4/1/02	1.98 (b)(c)	55,000,000	55,000,000
General Electric Capital Corp.
4/19/02	1.85 (b)	65,000,000	65,000,000
Harwood Street Funding I LLC
4/22/02	2.03 (b)	30,000,000	30,000,000
Merck & Co., Inc.
4/25/02	1.86 (b)	85,000,000	85,000,000
Variable Funding Capital Corp.
4/6/02	1.85 (b)	35,000,000	34,999,667
4/9/02	1.84 (b)	60,000,000	59,999,868
4/19/02	1.85 (b)	20,000,000	19,999,100
TOTAL MEDIUM-TERM NOTES			404,998,914
Short-Term Notes - 3.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Jackson National Life Insurance Co.
4/1/02	2.04% (b)(c)	$ 10,000,000	$ 10,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	30,000,000	30,000,000
Monumental Life Insurance Co.
4/1/02	2.01 (b)(c)	10,000,000	10,000,000
4/1/02	2.04 (b)(c)	10,000,000	10,000,000
New York Life Insurance Co.
4/1/02	2.04 (b)(c)	60,000,000	60,000,000
Pacific Life Insurance Co.
6/7/02	2.02 (b)(c)	15,000,000	15,000,000
SMM Trust 2001 M
6/13/02	2.00 (b)(c)	50,000,000	50,000,000
Transamerica Occidental Life Insurance Co.
5/1/02	2.03 (b)(c)	35,000,000	35,000,000
Travelers Insurance Co.
4/1/02	1.99 (b)(c)	65,000,000	65,000,000
7/1/02	2.15 (b)(c)	65,000,000	65,000,000
TOTAL SHORT-TERM NOTES			350,000,000
Municipal Securities - 1.1%

Access to Lns. for Learning Student Ln. Corp. Rev. Bonds (Student Ln. Prog.) Series 2001 II A5, 2.53%, tender 7/1/02, LOC State Street Bank & Trust Co.
7/1/02	2.53 (b)	43,400,000	43,400,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Bonds Series 2000 B, 1.87%, tender 2/1/03, LOC Student Ln. Marketing Assoc.
2/1/03	1.87 (a)(b)	55,000,000	55,000,000
TOTAL MUNICIPAL SECURITIES			98,400,000
Repurchase Agreements - 4.7%
	Maturity Amount	Value (Note 1)
In a joint trading account (U.S. Government Obligations) dated 3/28/02 due 4/1/02 At 1.92%	$ 4,486,959	$ 4,486,000
With:
Goldman Sachs & Co. At 1.91%, dated 3/28/02 due 4/1/02 (Commercial Paper Obligations) (principal amount $172,703,518) 0% - 0%, 4/1/02 - 5/24/02	167,035,441	167,000,000
J.P. Morgan Securities At 1.95%, dated 3/28/02 due 4/1/02 (Corporate Obligations) (principal amount $254,407,000) 4.15% - 8.88%, 3/20/03 - 2/1/35	256,055,467	256,000,000
TOTAL REPURCHASE AGREEMENTS		427,486,000
TOTAL INVESTMENT PORTFOLIO - 104.6%	9,501,113,534
NET OTHER ASSETS - (4.6)%	(421,023,150)
NET ASSETS - 100%	$ 9,080,090,384
Total Cost for Income Tax Purposes $ 9,501,113,534
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $55,000,000 or 0.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.98%, 4/1/02	3/30/01	$ 55,000,000
Goldman Sachs Group, Inc.: 1.91%, 4/1/02	12/11/01	$ 70,000,000
1.97%, 5/28/02	3/27/02	$ 75,000,000
Jackson National Life Ins Co. 2.04%, 4/1/02	7/6/99	$ 10,000,000
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 30,000,000
Monumental Life Insurance Co.: 2.01%, 4/1/02	9/17/98	$ 10,000,000
2.04%, 4/1/02	3/12/99	$ 10,000,000
New York Life Insurance Co. 2.04%, 4/1/02	2/28/02	$ 60,000,000
Pacific Life Insurance Co 2.02%, 6/7/02	9/6/01	$ 15,000,000
SMM Trust 2001 M 2%, 6/13/02	12/11/01	$ 50,000,000
Transamerica Occidental Life Ins Co. 2.03%, 5/1/02	4/28/00	$ 35,000,000
Travelers Insurance Co.: 1.99%, 4/1/02	3/30/01	$ 65,000,000
2.15%, 7/1/02	3/28/02	$ 65,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $550,000,000 or 6.1% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $4,185,000. The weighted average interest rate was 3.36%. Interest earned from the interfund lending program amounted to $1,171 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 2.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $427,486,000) - See accompanying schedule		$ 9,501,113,534
Receivable for fund shares sold		2,515,289
Interest receivable		12,138,675
Total assets		9,515,767,498
Liabilities
Payable to custodian bank	$ 2,210
Payable for investments purchased	428,711,434
Payable for fund shares redeemed	3,000
Distributions payable	4,955,221
Accrued management fee	1,291,392
Distribution fees payable	451,754
Other payables and accrued expenses	262,103
Total liabilities		435,677,114
Net Assets		$ 9,080,090,384
Net Assets consist of:
Paid in capital		$ 9,079,785,311
Accumulated net realized gain (loss) on investments		305,073
Net Assets		$ 9,080,090,384
Class I: Net Asset Value, offering price and redemption price per share ($6,782,201,411 ÷ 6,781,722,881 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($886,244,413 ÷ 886,116,081 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($1,406,540,745 ÷ 1,406,837,683 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($5,103,815 ÷ 5,103,550 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 312,106,424
Expenses
Management fee	$ 18,752,597
Transfer agent fees	1,474,071
Distribution fees	5,416,804
Accounting fees	746,268
Non-interested trustees' compensation	32,238
Custodian fees and expenses	147,070
Registration fees	676,976
Audit	39,533
Legal	35,410
Miscellaneous	32,177
Total expenses before reductions	27,353,144
Expense reductions	(3,149,163)	24,203,981
Net investment income		287,902,443
Net Realized Gain (Loss) on Investment securities		305,074
Net increase in net assets resulting from operations		$ 288,207,517

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 287,902,443	$ 424,390,189
Net realized gain (loss)	305,074	270,738
Net increase (decrease) in net assets resulting from operations	288,207,517	424,660,927
Distributions to shareholders from net investment income	(287,902,443)	(424,390,189)
Share transactions - net increase (decrease)	(575,908,772)	3,535,837,711
Total increase (decrease) in net assets	(575,603,698)	3,536,108,449
Net Assets
Beginning of period	9,655,694,082	6,119,585,633
End of period	$ 9,080,090,384	$ 9,655,694,082

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.031	.062	.053	.052	.055
Distributions from net investment income	(.031)	(.062)	(.053)	(.052)	(.055)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.17%	6.43%	5.45%	5.37%	5.64%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.25%	.26%	.27%	.26%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.20%	.20%	.20%	.20%
Net investment income	3.14%	6.21%	5.47%	5.17%	5.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,782,201	$ 6,829,159	$ 4,362,301	$ 2,229,906	$ 1,170,833

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.030	.061	.052	.051	.054
Distributions from net investment income	(.030)	(.061)	(.052)	(.051)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.01%	6.27%	5.29%	5.22%	5.49%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.40%	.41%	.43%	.56%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.35%	.35%	.35%	.35%
Net investment income	2.96%	6.06%	5.21%	4.92%	5.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 886,244	$ 1,295,039	$ 315,890	$ 324,648	$ 34,455

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.029	.060	.051	.050	.053
Distributions from net investment income	(.029)	(.060)	(.051)	(.050)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.91%	6.16%	5.19%	5.11%	5.38%
Ratios to Average Net Assets B
Expenses before expense reductions	.49%	.50%	.52%	.53%	.56%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.81%	5.96%	5.20%	4.84%	5.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,406,541	$ 1,531,496	$ 1,441,394	$ 597,374	$ 73,298

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Domestic Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.000
Total Return B, C	.37%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.25% A
Net investment income	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,104

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Money Market Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 65.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Domestic Certificates Of Deposit - 1.0%
Chase Manhattan Bank USA NA
4/25/02	1.80%	$ 50,000,000	$ 50,000,000
6/10/02	1.90	20,000,000	20,000,000
State Street Bank & Trust Co.
4/22/02	1.81	20,000,000	20,000,000
5/13/02	1.85	100,000,000	100,000,000
			190,000,000
London Branch, Eurodollar, Foreign Banks - 33.0%
ABN-AMRO Bank NV
6/27/02	1.92 (a)	95,000,000	95,000,000
Alliance & Leicester PLC
4/26/02	2.23	25,000,000	25,000,086
Banco Bilbao Vizcaya Argentaria SA
6/24/02	1.92	100,000,000	100,001,161
Bank of Scotland Treasury Services PLC
5/15/02	3.62	70,000,000	70,000,832
Barclays Bank PLC
5/7/02	3.63	200,000,000	200,000,000
6/24/02	1.85	45,000,000	45,000,000
7/24/02	1.82	30,000,000	30,000,000
7/24/02	1.84	45,000,000	45,000,000
7/31/02	1.69	205,000,000	205,000,000
9/17/02	1.95	20,000,000	20,000,000
9/17/02	1.97	70,000,000	70,000,000
9/19/02	2.01	100,000,000	100,000,000
10/24/02	2.02	40,000,000	40,000,000
Bayerische Hypo-und Vereinsbank AG
5/29/02	2.15	55,000,000	55,000,000
6/17/02	1.93	105,000,000	105,000,000
6/24/02	1.85	140,000,000	140,000,000
Credit Agricole Indosuez
5/7/02	2.10	40,000,000	39,999,507
6/11/02	1.91	50,000,000	50,000,000
9/30/02	2.17	100,000,000	100,004,930
Deutsche Bank AG
4/24/02	1.72	38,000,000	38,000,000
5/20/02	1.86	100,000,000	99,998,591
8/5/02	1.94	25,000,000	25,000,000
9/12/02	2.02	100,000,000	100,000,000
9/30/02	2.17	65,000,000	64,960,874
Dresdner Bank AG
5/8/02	1.92	50,000,000	50,003,563
5/16/02	1.95	35,000,000	35,000,000
5/21/02	1.87	95,000,000	95,000,000
5/23/02	2.10	85,000,000	84,997,526
6/24/02	1.90	50,000,000	50,000,000
Halifax PLC
5/7/02	1.85	75,000,000	75,000,000
5/14/02	1.86	125,000,000	125,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
5/21/02	2.08%	$ 300,000,000	$ 300,000,000
6/6/02	1.92	30,000,000	29,995,571
6/17/02	1.92	50,000,000	50,000,000
6/18/02	1.91	150,000,000	150,000,000
6/26/02	1.96	100,000,000	100,000,000
6/27/02	1.85	75,000,000	75,000,000
ING Bank NV
5/20/02	2.02	75,000,000	75,000,000
5/23/02	2.08	60,000,000	60,000,000
5/23/02	2.12	65,000,000	65,000,000
6/11/02	1.85	150,000,000	150,000,000
6/12/02	1.91	70,000,000	70,000,000
6/19/02	1.94	35,000,000	35,000,000
8/22/02	1.96	50,000,000	50,000,000
9/16/02	2.18	50,000,000	50,000,000
Landesbank Baden-Wuerttemberg
4/25/02	2.24	30,000,000	30,000,000
5/7/02	1.84	150,000,000	150,000,000
8/19/02	1.96	100,000,000	100,001,925
Landesbank Hessen-Thuringen
7/22/02	1.76	70,000,000	70,000,000
Lloyds TSB Bank PLC
4/23/02	2.20	100,000,000	100,000,000
4/29/02	2.08	30,000,000	30,001,135
5/30/02	1.85	75,000,000	75,000,000
9/6/02	1.97	90,000,000	89,987,693
9/12/02	2.00	100,000,000	100,000,000
9/27/02	2.00	125,000,000	125,000,000
9/30/02	2.01	125,000,000	125,000,000
Merita Bank PLC
4/23/02	2.23	5,000,000	5,000,059
5/20/02	2.03	25,000,000	25,000,000
National Australia Bank Ltd.
5/21/02	1.87	105,000,000	105,000,000
6/25/02	1.85	80,000,000	80,000,000
7/31/02	1.94	30,000,000	30,000,000
Norddeutsche Landesbank Girozentrale
7/29/02	1.86	65,000,000	65,001,064
Nordea Bank Finland PLC
5/20/02	1.86	100,000,000	100,000,000
6/19/02	1.86	200,000,000	200,000,000
Northern Rock PLC
5/14/02	1.88	50,000,000	50,000,298
RaboBank Nederland Coop. Central
8/15/02	1.95	130,000,000	129,999,794
Royal Bank of Scotland PLC
5/15/02	1.86	130,000,000	130,000,000
Societe Generale
4/22/02	1.65	100,000,000	100,000,000
7/17/02	1.69	50,000,000	50,000,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
London Branch, Eurodollar, Foreign Banks - continued
Svenska Handelsbanken AB
4/24/02	2.23%	$ 10,000,000	$ 10,000,032
6/17/02	1.90	20,000,000	20,088,312
7/24/02	1.84	25,000,000	25,000,392
UBS AG
5/3/02	3.60	150,000,000	150,000,000
Westdeutsche Landesbank Girozentrale
5/29/02	2.18	95,000,000	95,000,000
			6,003,043,345
New York Branch, Yankee Dollar, Foreign Banks - 31.5%
Abbey National Treasury Services PLC
5/3/02	1.79 (a)(b)	170,000,000	169,897,677
5/10/02	1.77 (a)(b)	85,000,000	84,949,000
9/16/02	2.00	130,000,000	130,000,000
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	100,000,000	100,000,000
6/10/02	1.92	245,000,000	245,000,000
BNP Paribas SA
4/24/02	2.22	105,000,000	105,000,000
5/6/02	3.63	100,000,000	100,000,000
5/16/02	1.95	130,000,000	130,000,000
9/5/02	2.00	50,000,000	50,000,000
9/25/02	2.00	150,000,000	150,000,000
Canadian Imperial Bank of Commerce
7/18/02	1.70	150,000,000	150,000,000
7/22/02	1.77	35,000,000	35,000,000
Commerzbank AG
4/1/02	1.85	180,000,000	180,000,000
6/24/02	1.97 (a)	175,000,000	175,000,000
Credit Agricole Indosuez
4/22/02	2.22	100,000,000	100,000,000
5/6/02	3.61	200,000,000	200,000,000
5/21/02	2.10	85,000,000	85,000,000
7/1/02	0.00 (a)(b)	86,000,000	85,947,609
Deutsche Bank AG
4/1/02	1.79 (b)	150,000,000	149,962,397
4/6/02	1.77 (b)	390,000,000	389,840,366
4/22/02	1.80 (b)	115,000,000	114,932,131
Dexia Bank SA
4/14/02	1.80 (b)	60,000,000	59,978,405
4/22/02	1.81 (b)	55,000,000	54,972,950
5/6/02	2.06	20,000,000	20,000,000
Lloyds TSB Bank PLC
5/1/02	1.78 (a)(b)	55,000,000	54,966,896
National Westminster Bank PLC
7/5/02	4.10	50,000,000	49,998,737

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Norddeutsche Landesbank Girozentrale
4/30/02	2.10%	$ 40,000,000	$ 39,999,992
Royal Bank of Canada
4/6/02	1.80 (b)	195,000,000	194,953,440
4/19/02	1.81 (b)	85,000,000	84,975,595
4/25/02	1.80 (b)	110,000,000	109,934,888
4/30/02	1.81 (b)	200,000,000	199,878,000
7/5/02	4.10	25,000,000	24,999,368
Royal Bank of Scotland PLC
10/22/02	1.93	40,000,000	40,000,000
10/28/02	2.07	165,000,000	165,000,000
Societe Generale
4/2/02	1.79 (b)	75,000,000	74,981,096
4/14/02	1.80 (b)	60,000,000	59,979,675
4/21/02	1.82 (b)	115,000,000	114,955,386
4/23/02	2.20	80,000,000	80,000,000
4/29/02	1.83 (b)	230,000,000	229,942,970
11/29/02	2.60	100,000,000	99,990,177
Toronto-Dominion Bank
4/22/02	1.80 (b)	35,000,000	34,979,344
6/28/02	1.93 (a)	33,000,000	33,000,000
UBS AG
5/20/02	2.01	165,000,000	165,000,000
6/10/02	1.96	90,000,000	90,000,000
8/5/02	1.94	193,000,000	193,000,729
10/28/02	2.03	100,000,000	100,000,000
10/28/02	2.08	35,000,000	35,000,000
10/28/02	2.10	50,000,000	50,000,000
11/20/02	2.50	150,000,000	149,990,532
11/27/02	2.56	50,000,000	50,000,000
Westdeutsche Landesbank Girozentrale
5/28/02	2.12	110,000,000	110,000,000
6/25/02	1.86	30,000,000	30,000,000
			5,731,007,360
TOTAL CERTIFICATES OF DEPOSIT			11,924,050,705
Commercial Paper - 21.3%

Aegon Funding Corp.
4/18/02	2.28	35,000,000	34,962,813
Alliance & Leicester PLC
6/13/02	1.91	90,000,000	89,653,250
Amsterdam Funding Corp.
6/3/02	1.86	20,000,000	19,935,250
Aspen Funding Corp.
6/7/02	1.86	100,000,000	99,655,694
Citibank Credit Card Master Trust I (Dakota Certificate Program)
4/9/02	1.82	135,000,000	134,945,400
4/16/02	1.84	200,000,000	199,846,667
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Citicorp
4/9/02	1.82%	$ 100,000,000	$ 99,959,556
Commonwealth Bank of Australia
6/13/02	1.92	105,000,000	104,593,329
Corporate Asset Funding Co.
4/23/02	1.81	60,000,000	59,934,000
6/17/02	1.94	30,000,000	29,876,158
CXC, Inc.
4/2/02	1.80	24,000,000	23,998,800
4/15/02	1.84	100,000,000	99,928,833
Danske Corp.
5/31/02	1.87	150,000,000	149,535,000
6/19/02	1.91	48,000,000	47,799,867
8/19/02	1.96	65,000,000	64,509,611
Dexia Delaware LLC
6/18/02	1.91	100,000,000	99,588,333
Edison Asset Securitization LLC
4/12/02	1.82	76,322,000	76,279,790
4/22/02	1.82	85,000,000	84,910,254
5/9/02	1.81	107,899,000	107,693,992
5/14/02	1.82	75,000,000	74,837,854
6/10/02	1.92	160,800,000	160,202,807
6/18/02	1.95	120,000,000	119,495,600
7/11/02	2.01	70,000,000	69,607,222
GE Capital International Funding, Inc.
6/20/02	1.91	99,000,000	98,582,000
General Electric Capital Corp.
5/7/02	2.07	190,000,000	189,610,500
5/21/02	2.10	70,000,000	69,797,778
6/12/02	1.91	200,000,000	199,240,000
7/12/02	2.00	100,000,000	99,436,167
9/11/02	1.99	100,000,000	99,108,028
9/12/02	2.02	10,000,000	9,908,889
ING America Insurance Holdings, Inc.
6/24/02	1.94 (a)	20,000,000	19,912,078
7/30/02	1.93	15,000,000	14,904,250
7/31/02	1.94	35,000,000	34,774,133
J.P. Morgan Chase & Co.
5/14/02	1.81	200,000,000	199,570,000
Jupiter Securitization Corp.
4/1/02	1.82	100,000,000	100,000,000
Kitty Hawk Funding Corp.
5/3/02	1.96	15,000,000	14,974,133
Morgan Stanley Dean Witter & Co.
4/10/02	1.85	70,000,000	69,967,625
New Center Asset Trust
4/8/02	1.83	100,000,000	99,964,611
Newcastle (Discover Card Master Trust)
4/2/02	1.82	10,000,000	9,999,494
4/8/02	1.85	25,000,000	24,991,007

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Nordea North America, Inc.
5/13/02	1.86%	$ 54,217,000	$ 54,099,982
5/17/02	1.86	55,000,000	54,869,986
Quincy Capital Corp.
4/1/02	1.80	25,205,000	25,205,000
RaboBank Nederland Coop. Central
7/8/02	1.90	95,000,000	94,513,811
Sheffield Receivables Corp.
4/1/02	1.82	97,990,000	97,990,000
5/10/02	1.88	30,090,000	30,029,043
Toronto Dominion Holdings (USA)
5/23/02	1.85	100,000,000	99,733,500
TOTAL COMMERCIAL PAPER			3,862,932,095
Federal Agencies - 6.8%

Fannie Mae - 5.5%
Agency Coupons - 1.4%
4/1/02	1.71 (b)	250,000,000	249,905,749
Discount Notes - 4.1%
4/5/02	4.12	50,000,000	49,977,944
4/19/02	4.00	100,000,000	99,807,250
5/16/02	1.91	100,000,000	99,763,750
5/31/02	2.00	180,325,000	179,729,928
5/31/02	3.55	150,000,000	149,137,500
7/15/02	1.89	100,000,000	99,454,583
11/15/02	2.48	81,600,000	80,349,344
			758,220,299
			1,008,126,048
Freddie Mac - 1.3%
Discount Notes - 1.3%
4/24/02	4.03	100,000,000	99,752,111
7/26/02	1.88	134,070,000	133,266,474
			233,018,585
TOTAL FEDERAL AGENCIES			1,241,144,633
Bank Notes - 1.0%

American Express Centurion Bank
4/15/02	1.87 (b)	35,000,000	35,000,000
4/26/02	1.87 (b)	50,000,000	50,000,000
Bank One NA, Chicago
6/17/02	2.06 (b)	20,000,000	20,009,185
U.S. Bank NA, Minnesota
5/23/02	2.22	80,000,000	80,000,000
TOTAL BANK NOTES			185,009,185
Master Notes - 1.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Goldman Sachs Group, Inc.
4/1/02	1.91% (c)	$ 180,000,000	$ 180,000,000
5/28/02	1.97 (a)(c)	160,000,000	160,000,000
TOTAL MASTER NOTES			340,000,000
Medium-Term Notes - 4.3%

Asset Securitization Cooperative Corp.
4/26/02	1.87 (b)	80,000,000	80,000,000
BMW U.S. Capital Corp.
4/23/02	1.90 (b)	35,000,000	35,000,000
6/7/02	4.25	35,000,000	34,979,588
CIESCO LP
4/17/02	1.87 (b)	15,000,000	15,000,000
Citigroup, Inc.
4/12/02	1.87 (b)	50,000,000	50,000,000
GE Life & Annuity Assurance Co.
5/1/02	1.99 (a)(b)(c)	35,000,000	35,000,000
General Electric Capital Corp.
4/19/02	1.85 (b)	157,000,000	157,000,000
Harwood Street Funding I LLC
4/22/02	2.03 (b)	75,000,000	75,000,000
Merck & Co., Inc.
4/25/02	1.86 (b)	55,000,000	55,000,000
URI Trust 2000-1
6/18/02	2.04 (b)(c)	43,000,000	43,000,000
Variable Funding Capital Corp.
4/6/02	1.85 (b)	70,000,000	69,999,335
4/12/02	1.86 (b)	85,000,000	84,999,743
4/19/02	1.85 (b)	50,000,000	49,997,750
TOTAL MEDIUM-TERM NOTES			784,976,416
Short-Term Notes - 2.6%

Jackson National Life Insurance Co.
4/1/02	2.04 (b)(c)	47,000,000	47,000,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (b)(c)	65,000,000	65,000,000

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Monumental Life Insurance Co.
4/1/02	2.01% (b)(c)	$ 36,000,000	$ 36,000,000
4/1/02	2.04 (b)(c)	55,000,000	55,000,000
New York Life Insurance Co.
4/1/02	2.04 (b)(c)	140,000,000	140,000,000
Pacific Life Insurance Co.
6/7/02	2.02 (b)(c)	35,000,000	35,000,000
Transamerica Occidental Life Insurance Co.
5/1/02	2.03 (b)(c)	95,000,000	95,000,000
TOTAL SHORT-TERM NOTES			473,000,000
Repurchase Agreements - 1.4%
	Maturity Amount
In a joint trading account (U.S. Treasury Obligations) dated 3/28/02 due 4/1/02 At 1.86%	$ 599,124	599,000
With J.P. Morgan Securities At 1.95%, dated 3/28/02 due 4/1/02 (Corporate Obligations) (principal amount $260,257,000) 2.14% - 7.88%, 1/15/03 - 6/1/25	258,055,900	258,000,000
TOTAL REPURCHASE AGREEMENTS		258,599,000
TOTAL INVESTMENT PORTFOLIO - 104.8%	19,069,712,034
NET OTHER ASSETS - (4.8)%	(871,622,897)
NET ASSETS - 100%	$ 18,198,089,137
Total Cost for Income Tax Purposes $ 19,069,712,034
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
GE Life & Annuity Assurance Co. 1.99%, 5/1/02	3/28/02	$ 35,000,000
Goldman Sachs Group, Inc.: 1.91%, 4/1/02	12/11/01	$ 180,000,000
1.97%, 5/28/02	3/27/02	$ 160,000,000
Jackson National Life Insurance Co. 2.04%, 4/1/02	7/6/99	$ 47,000,000
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 65,000,000
Monumental Life Insurance Co.: 2.01%, 4/1/02	7/31/98 - 9/17/98	$ 36,000,000
2.04%, 4/1/02	3/12/99	$ 55,000,000
New York Life Insurance Co. 2.04%, 4/1/02	2/28/02	$ 140,000,000
Pacific Life Insurance Co. 2.02%, 6/7/02	9/6/01	$ 35,000,000
Transamerica Occidental Life Insurance Co. 2.03%, 5/1/02	4/28/00	$ 95,000,000
URI Trust 2000-1 2.04%, 6/18/02	12/15/00	$ 43,000,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $891,000,000 or 4.9% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loans were outstanding amounted to $58,564,600. The weighted average interest rate was 2.64%. Interest earned from the interfund lending program amounted to $21,498 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information

A total of 1.70% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value (including repurchase agreements of $258,599,000) - See accompanying schedule		$ 19,069,712,034
Cash		558
Receivable for fund shares sold		12,074
Interest receivable		58,902,334
Other receivables		16,529
Total assets		19,128,643,529
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 913,673,259
Payable for fund shares redeemed	2,510,739
Distributions payable	10,769,881
Accrued management fee	2,566,784
Distribution fees payable	240,394
Other payables and accrued expenses	793,335
Total liabilities		930,554,392
Net Assets		$ 18,198,089,137
Net Assets consist of:
Paid in capital		$ 18,197,787,884
Accumulated net realized gain (loss) on investments		301,253
Net Assets		$ 18,198,089,137
Class I: Net Asset Value, offering price and redemption price per share ($17,037,550,766 ÷ 17,036,812,887 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($376,167,540 ÷ 376,178,222 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($784,270,436 ÷ 784,672,728 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($100,395 ÷ 100,381 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 724,132,970
Expenses
Management fee	$ 43,682,813
Transfer agent fees	3,197,975
Distribution fees	2,847,072
Accounting fees and expenses	1,048,074
Non-interested trustees' compensation	80,207
Custodian fees and expenses	439,860
Registration fees	562,345
Audit	89,002
Legal	82,956
Miscellaneous	69,459
Total expenses before reductions	52,099,763
Expense reductions	(10,012,196)	42,087,567
Net investment income		682,045,403
Net Realized Gain (Loss) on Investment securities		1,410,367
Net increase in net assets resulting from operations		$ 683,455,770

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 682,045,403	$ 1,129,937,257
Net realized gain (loss)	1,410,367	1,211,956
Net increase (decrease) in net assets resulting from operations	683,455,770	1,131,149,213
Distributions to shareholders from net investment income	(682,045,403)	(1,129,937,257)
Share transactions - net increase (decrease)	(2,199,530,567)	4,528,924,342
Total increase (decrease) in net assets	(2,198,120,200)	4,530,136,298
Net Assets
Beginning of period	20,396,209,337	15,866,073,039
End of period	$ 18,198,089,137	$ 20,396,209,337

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.032	.063	.053	.053	.055
Distributions from net investment income	(.032)	(.063)	(.053)	(.053)	(.055)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.20%	6.47%	5.47%	5.40%	5.68%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.24%	.24%	.24%	.25%
Expenses net of voluntary waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income	3.13%	6.26%	5.36%	5.24%	5.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,037,551	$ 19,336,800	$ 14,983,658	$ 12,768,085	$ 9,383,996

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.030	.061	.052	.051	.054
Distributions from net investment income	(.030)	(.061)	(.052)	(.051)	(.054)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	3.04%	6.31%	5.31%	5.24%	5.52%
Ratios to Average Net Assets B
Expenses before expense reductions	.37%	.39%	.40%	.41%	.45%
Expenses net of voluntary waivers, if any	.33%	.33%	.33%	.33%	.33%
Expenses net of all reductions	.33%	.33%	.33%	.33%	.33%
Net investment income	2.89%	6.11%	5.17%	5.13%	5.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 376,168	$ 270,781	$ 199,551	$ 89,741	$ 85,990

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.029	.060	.051	.050	.053
Distributions from net investment income	(.029)	(.060)	(.051)	(.050)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.94%	6.20%	5.20%	5.14%	5.41%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.49%	.50%	.50%	.52%
Expenses net of voluntary waivers, if any	.43%	.43%	.43%	.43%	.43%
Expenses net of all reductions	.43%	.43%	.43%	.43%	.43%
Net investment income	2.88%	6.01%	5.10%	4.98%	5.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 784,270	$ 788,628	$ 682,865	$ 652,511	$ 487,808

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.004
Distributions from net investment income	(.004)
Net asset value, end of period	$ 1.000
Total Return B, C	.38%
Ratios to Average Net Assets E
Expenses before expense reductions	.27% A
Expenses net of voluntary waivers, if any	.23% A
Expenses net of all reductions	.23% A
Net investment income	1.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2002

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount	Value (Note 1)
Alabama - 3.2%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC 00 1, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	$ 6,100,000	$ 6,100,000
Anniston Indl. Dev. Board (Pharmacia Corp. Proj.) Series 1992, 1.6%, VRDN (b)	9,100,000	9,100,000
Anniston Solid Waste Disp. Auth. (Pharmacia Corp. Proj.) Series 1992, 1.6%, VRDN (b)	2,230,000	2,230,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1999 A, 1.5%, VRDN (b)	12,150,000	12,150,000
Series B, 1.5%, VRDN (b)	6,400,000	6,400,000
Decatur Indl. Dev. Board Poll. Cont. Rev. (Monsanto Co. Proj.):
Series 1990, 1.6%, VRDN (b)	5,925,000	5,925,000
Series 1992, 1.6%, VRDN (b)	3,500,000	3,500,000
Series 1994, 1.6%, VRDN (b)	3,115,000	3,115,000
Homewood Edl. Bldg. Auth. Rev. 1.5% (AMBAC Insured), VRDN (b)	15,900,000	15,900,000
Jefferson County Swr. Rev. Participating VRDN Series MSDW 00 397, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	8,545,000	8,545,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series C, 1.58%, VRDN (b)	12,000,000	12,000,000
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.58%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	3,560,000	3,560,000
Tuscaloosa County Port Auth. Rev. (Capstone Hotel Ltd. Proj.) Series 1989 A, 1.6%, LOC Southtrust Bank NA, VRDN (b)	3,410,000	3,410,000
		91,935,000
Alaska - 0.4%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.58% (Liquidity Facility Bank of America NA) (b)(d)	2,100,000	2,100,000
Series Merlots 99 D, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,300,000	3,300,000
Series PT 505, 1.57% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	7,395,000	7,395,000
		12,795,000
Arizona - 1.1%
Arizona Health Facilities Auth. Rev. (Arizona Health Care Proj.) Series 2000 B, 1.6% (FSA Insured), VRDN (b)	5,500,000	5,500,000

	Principal Amount	Value (Note 1)
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Auth. Rev. (Gran Victoria Hsg. LLC Proj.) Series 2000 A, 1.5%, LOC Fannie Mae, VRDN (b)	$ 3,000,000	$ 3,000,000
Phoenix Gen. Oblig. Bonds Series PA 862R, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,730,000	5,730,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 1995, 1.55%, LOC Gen. Elec. Cap. Corp., VRDN (b)	18,000,000	18,000,000
		32,230,000
California - 5.7%
California Gen. Oblig.:
Variable Rate TRAN:
Series 2001 B, 1.68% 6/28/02 (b)	44,700,000	44,700,138
Series 2001 C, 1.5% 6/28/02 (b)	38,000,000	38,000,000
RAN 3.25% 6/28/02	45,000,000	45,134,107
1.35% 4/2/02, CP	12,500,000	12,500,000
California Higher Ed. Student Ln. Auth. Rev. Bonds Series A2B, 3.15%, tender 4/1/02, LOC Student Ln. Marketing Assoc. (b)	7,700,000	7,700,000
Metro. Wtr. District Southern California Wtrwks. Rev. Series 2000 B2, 1.5% (Liquidity Facility Westdeutsche Landesbank Girozentrale), VRDN (b)	17,300,000	17,300,000
		165,334,245
Colorado - 2.6%
Arapahoe County School District #5 Cherry Creek TAN 3% 6/28/02	3,600,000	3,607,795
Colorado Ctfs. of Prtn. Bonds (Fleet Mgmt. Prog.) Series 2002 A, 2% 1/15/03 (AMBAC Insured)	6,370,000	6,382,407
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.75%, LOC Bank One, Colorado NA, VRDN (b)	19,200,000	19,200,000
Colorado Springs Utils. Rev. Participating VRDN:
Series SGA 88, 1.55% (Liquidity Facility Societe Generale) (b)(d)	14,500,000	14,500,000
Series SGB 28, 1.58% (Liquidity Facility Societe Generale) (b)(d)	12,000,000	12,000,000
Denver City & County Arpt. Rev. Participating VRDN:
Series Merlots 97 Q, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,900,000	2,900,000
Series MSDW 00 425, 1.63% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,620,000	5,620,000
Douglas County School District TAN 3.5% 6/28/02	4,000,000	4,018,615
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Colorado - continued
El Paso County School District #11 Colorado Springs TAN 3.5% 6/28/02	$ 3,400,000	$ 3,408,225
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.95%, tender 8/7/02 (b)	3,500,000	3,500,000
		75,137,042
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 1.5%, VRDN (b)	6,565,000	6,565,000
Delaware Hsg. Auth. Rev. Participating VRDN Series PA 39, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,630,000	3,630,000
		10,195,000
District Of Columbia - 1.3%
District of Columbia Gen. Oblig.:
Bonds Series B, 5% 6/1/02 (AMBAC Insured)	2,000,000	2,011,346
Participating VRDN:
Series ROC 00 2, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	21,625,000	21,625,000
Series ROC II 99 10, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,965,000	3,965,000
Series ROC II 99 12, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	4,200,000	4,200,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series PA 612, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,320,000	5,320,000
		37,121,346
Florida - 7.5%
Brevard County School District TAN 2.75% 6/28/02	13,100,000	13,120,227
Collier County Health Facilities Auth. Hosp. Rev. (Cleveland Clinic Health Sys. Proj.) Series 1999, 1.46% (Liquidity Facility Bank One NA, Michigan), VRDN (b)	5,200,000	5,200,000
Collier County School District RAN 2.5% 11/20/02	15,400,000	15,448,044
Florida Board of Ed. Cap. Outlay:
Bonds Series PA 697, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	16,015,000	16,015,000
Participating VRDN:
Series EGL 01 0905, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,630,000	5,630,000
Series EGL 96 C0905 Class A, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	9,900,000	9,900,000

	Principal Amount	Value (Note 1)
Series ROC II R81, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	$ 3,680,000	$ 3,680,000
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series EGL 00 0904, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Series EGL 01 0904, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	23,375,000	23,375,000
Series MSDW 01 570, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	13,705,000	13,705,000
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 1.55% (Liquidity Facility Societe Generale) (b)(d)	23,000,000	23,000,000
Florida Gulf Coast Univ. Ctfs. of Prtn. Series 2000, 1.55%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	2,640,000	2,640,000
Florida Local Govt. Fin. Auth. Rev. Series A, 1.5% 7/10/02, LOC First Union Nat'l. Bank, North Carolina, CP	6,600,000	6,600,000
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2000 A, 1.5% 7/1/02, CP	3,000,000	3,000,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.65% (Liquidity Facility Citibank NA, New York) (b)(d)	1,330,000	1,330,000
Lee County Arpt. Rev. Participating VRDN Series ROC II R14, 1.6% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,870,000	6,870,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) Series 1985 D, 1.6%, VRDN (b)	5,800,000	5,800,000
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Childrens Hosp. Proj.) Series A, 3.5% 8/15/02 (AMBAC Insured)	2,000,000	2,014,076
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series SG 18, 1.6% (Liquidity Facility Societe Generale) (b)(d)	4,365,000	4,365,000
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 1.85%, tender 6/17/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	16,100,000	16,100,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1996 A, 1.35% tender 4/1/02, CP mode	7,700,000	7,700,000
Sunshine State Govt. Fing. Commission Rev.:
Series A, 1.35% 6/11/02 (FGIC Insured) (AMBAC Insured), CP	5,800,000	5,800,000
Series B:
1.35% 6/11/02 (FGIC Insured), CP	1,870,000	1,870,000
1.4% 4/10/02 (FGIC Insured), CP	6,605,000	6,605,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Sunshine State Govt. Fing. Commission Rev.: - continued
Series C, 1.35% 6/11/02 (AMBAC Insured), CP	$ 2,000,000	$ 2,000,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 1.55% (Liquidity Facility Societe Generale) (b)(d)	10,900,000	10,900,000
		217,667,347
Georgia - 2.5%
Appling County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Hatch Proj.) 1.45%, VRDN (b)	10,600,000	10,600,000
Atlanta Arpt. Rev. Participating VRDN Series EGL 00 1003, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000,000	10,000,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Series 1998, 1.5%, VRDN (b)	2,800,000	2,800,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/3/03 (b)	2,700,000	2,700,000
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.6%, LOC Suntrust Bank, VRDN (b)	3,100,000	3,100,000
Fulton County Hsg. Auth. Rev. 1.63%, VRDN (b)	19,000,000	19,000,000
Georgia Gen. Oblig. Participating VRDN:
Series EGL 01 1001, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	10,580,000	10,580,000
Series ROC II R11, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,700,000	7,700,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Autumnbrook Apts. Proj.) Series 1991 A, 1.65%, LOC Amsouth Bank NA, Birmingham, VRDN (b)	5,200,000	5,200,000
		71,680,000
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Bonds 5.85% 7/1/02 (MBIA Insured)	7,830,000	7,914,526
Hawaii Gen. Oblig. Participating VRDN:
Series ROC II R153, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,300,000	3,300,000
Series ROC II R80, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,185,000	3,185,000
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 2.85%, tender 12/4/02 (FGIC Insured) (b)	8,500,000	8,545,047
		22,944,573

	Principal Amount	Value (Note 1)
Idaho - 0.2%
Caribou County Poll. Cont. Rev. (Pharmacia Corp. Proj.):
Series 1990, 1.6%, VRDN (b)	$ 3,600,000	$ 3,600,000
Series 1994 A, 1.6%, VRDN (b)	3,000,000	3,000,000
		6,600,000
Illinois - 10.0%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.68% (Liquidity Facility Bank of America NA) (b)(d)	9,000,000	9,000,000
Series PT 599, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,145,000	9,145,000
Chicago Gen. Oblig.:
Bonds:
Series 2001, 1.9%, tender 10/31/02, LOC Landesbank Hessen-Thuringen (b)	23,000,000	23,000,000
Series 2002, 1.75%, tender 12/5/02, LOC Landesbank Hessen-Thuringen (b)	43,000,000	43,000,000
5.625% 1/1/23 (FGIC Insured) (Pre-Refunded to 1/1/03 @ 102) (c)	2,800,000	2,930,469
Participating VRDN:
Series Merlots 00 A12, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,200,000	2,200,000
Series Merlots 01 A33, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	6,695,000	6,695,000
Series MSDW 00 426, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,495,000	5,495,000
Series PA 643R, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,895,000	5,895,000
Chicago Pub. Bldg. Cmnty. Bldg. Rev. Participating VRDN Series PA 473, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,195,000	4,195,000
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.6%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	10,000,000	10,000,000
Chicago Sales Tax Rev. Participating VRDN Series SG 144, 1.57% (Liquidity Facility Societe Generale) (b)(d)	12,195,000	12,195,000
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	3,000,000	3,000,000
Chicago Tax Increment Rev. (Stockyards Southeast Quad Proj.) Series 1996 B, 1.6%, LOC Northern Trust Co., Chicago, VRDN (b)	10,600,000	10,600,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Chicago Wtr. Rev. Participating VRDN Series Merlots 00 TT, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	$ 2,400,000	$ 2,400,000
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	6,700,000	6,700,000
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,330,000	1,330,000
Illinois Dev. Fin. Auth. Rev.:
(AMR Pooled Fing. Prog.) Series 1999 B1, 1.6%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)	8,885,000	8,885,000
(Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.6%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000,000	6,000,000
(Palos Cmnty. Hosp. Proj.) 1.5% (BPA Bank One NA, Chicago), VRDN (b)	18,400,000	18,400,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series Merlots 97 U, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	4,250,000	4,250,000
Series PA 896R, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,895,000	6,895,000
Illinois Gen. Oblig.:
Bonds:
First Series, 3% 2/1/03	15,000,000	15,163,780
4% 10/1/02	4,715,000	4,765,616
Participating VRDN:
Series EGL 00 1304, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	2,300,000	2,300,000
Series MSDW 98 143, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	24,995,000	24,995,000
Series ROC 00 10, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	9,400,000	9,400,000
Series ROC II R132, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,245,000	3,245,000
Illinois Health Facilities Auth. Rev.:
(Decatur Memorial Hosp. Proj.) Series 1996 A, 1.51% (MBIA Insured) (BPA Bank One NA), VRDN (b)	2,765,000	2,765,000
(Univ. of Chicago Hosps. Proj.) Series 1998, 1.5% (MBIA Insured), VRDN (b)	4,600,000	4,600,000
Illinois Reg'l. Trans. Auth. Participating VRDN Series EGL 01 1306, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	8,600,000	8,600,000

	Principal Amount	Value (Note 1)
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series MSDW 00 296, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	$ 2,495,000	$ 2,495,000
Quad Cities Reg'l. Econ. Dev. Auth. Rev. (Two Rivers YMCA, Inc. Proj.) 1.5%, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,500,000	1,500,000
Univ. of Illinois Univ. Revs. Participating VRDN:
Series EGL 00 1301, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	6,855,000	6,855,000
Series SG 65, 1.57% (Liquidity Facility Societe Generale) (b)(d)	3,000,000	3,000,000
		291,894,865
Indiana - 1.8%
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) 1.46% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	10,205,000	10,205,000
Indiana Toll Road Commission Toll Road Rev. Participating VRDN Series Merlots 01 A104, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,500,000	3,500,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1993, 1.65%, LOC Bank One, Indiana NA, VRDN (b)	2,100,000	2,100,000
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L1, 1.45% tender 4/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	6,200,000	6,200,000
Series 1985 L4, 1.45% tender 4/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	7,485,000	7,485,000
Series 1985 L5:
1.45% tender 4/9/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,300,000	2,300,000
1.5% tender 5/1/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,200,000	5,200,000
1.5% tender 6/12/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000,000	4,000,000
Valparaiso Econ. Dev. Rev. (Indiana Retirement Cmnty. Proj.) 1.65%, LOC Bank One, Indiana NA, VRDN (b)	2,400,000	2,400,000
Westfield Independent High School Bldg. Corp. Participating VRDN Series Putters 98 236, 1.58% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	10,065,000	10,065,000
		53,455,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Iowa - 1.3%
Iowa Gen. Oblig. TRAN 3% 6/27/02	$ 16,000,000	$ 16,043,533
Iowa School Cash Anticipation Prog. RAN Series B, 2.25% 1/30/03 (FSA Insured)	22,300,000	22,409,748
		38,453,281
Kansas - 0.5%
Kansas Dept. of Trans. Hwy. Rev.:
Participating VRDN Series EGL 00 1601, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	4,000,000	4,000,000
Series 2000 B2, 1.46% (Liquidity Facility Kansas Pooled Money Invt. Board), VRDN (b)	10,280,000	10,280,000
		14,280,000
Kentucky - 1.9%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.15%, tender 4/15/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	10,000,000	10,000,000
Danville Multi-City Lease Rev. Bonds 1.35% tender 6/11/02, LOC PNC Bank NA, Pittsburgh, CP mode	6,300,000	6,300,000
Jefferson County Board of Ed. RAN 3.5% 6/28/02	4,200,000	4,208,363
Jefferson County Poll. Cont. Rev. (Philip Morris Co., Inc. Proj.) Series 1992, 1.65%, VRDN (b)	1,300,000	1,300,000
Louisville & Jefferson County Metro. Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 01 1701, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	3,915,000	3,915,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.65% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	2,800,000	2,800,000
Series 1984 B3:
1.65% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	8,000,000	8,000,000
1.65% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	7,425,000	7,425,000
Middletown Rev. (Christian Academy Proj.) Series 1997, 1.65%, LOC Bank One, Kentucky NA, VRDN (b)	10,775,000	10,775,000
		54,723,363
Louisiana - 2.1%
Calcasieu Parish Indl. Dev. Board Poll. Cont. Rev. (PPG Industries, Inc. Proj.):
Series 1992, 1.55%, VRDN (b)	10,000,000	10,000,000
Series 1999, 1.94%, VRDN (b)	3,400,000	3,400,000
Lafayette Econ. Dev. Auth. Indl. Dev. Rev. (Holt County of Louisiana Proj.) 1.86%, LOC JPMorgan Chase Bank, VRDN (b)	3,500,000	3,500,000

	Principal Amount	Value (Note 1)
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev.:
(LCDA Ln. Prog.) Series 2001 B, 1.6% (AMBAC Insured), VRDN (b)	$ 20,000,000	$ 20,000,000
(Shreveport/Independence Proj.) Series 2000, 1.6% (MBIA Insured), VRDN (b)	3,770,000	3,770,000
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 1.45% tender 4/5/02, CP mode	6,300,000	6,300,000
(Dow Chemical Co. Proj.) Series 1994 B, 1.65%, VRDN (b)	15,200,000	15,200,000
		62,170,000
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	3,975,000	3,975,000
Maryland - 0.6%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.6% tender 4/19/02, CP mode	8,300,000	8,300,000
Baltimore Rev. Participating VRDN Series SGA 20, 1.55% (Liquidity Facility Societe Generale) (b)(d)	5,500,000	5,500,000
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,420,000	2,420,000
		16,220,000
Massachusetts - 1.1%
Ludlow Gen. Oblig. BAN 3.2% 7/12/02	12,322,250	12,340,689
Massachusetts Health & Edl. Facilities Auth. Rev. (Cap. Asset Prog.) Series E, 1.45%, LOC Bank One NA, Chicago, VRDN (b)	3,000,000	3,000,000
Weston Gen. Oblig. BAN 2.75% 6/12/02	17,600,000	17,622,251
		32,962,940
Michigan - 2.8%
Detroit City School District Participating VRDN Series BA 01 P, 1.58% (Liquidity Facility Bank of America NA) (b)(d)	6,075,000	6,075,000
Detroit Swr. Disp. Rev. Bonds Series 2001 E, 2.12%, tender 10/3/02 (FGIC Insured) (b)	7,800,000	7,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,000,000	2,000,000
Huron Valley School District Participating VRDN Series EGL 01 2203, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	13,375,000	13,375,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Michigan Bldg. Auth. Rev.:
Participating VRDN Series EGL 01 2202, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	$ 8,145,000	$ 8,145,000
Series 2, 1.65% 4/17/02, LOC Commerzbank AG, LOC Canadian Imperial Bank of Commerce, CP	2,300,000	2,300,000
Michigan Muni. Bond Auth. Rev. Participating VRDN:
Series PA 757, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500,000	3,500,000
Series PA 942R, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,025,000	3,025,000
Michigan State Univ. Revs. Series 1998 A2, 1.55%, VRDN (b)	18,035,000	18,035,000
Michigan Trunk Line Bonds Series 1992 A, 5.5% 10/1/21 (Pre-Refunded to 10/1/02 @ 100) (c)	5,000,000	5,089,533
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 B, 1.6%, VRDN (b)	2,000,000	2,000,000
Univ. of Michigan Univ. Revs. (Med. Svc. Plan Proj.) Series 1995 A, 1.45%, VRDN (b)	4,700,000	4,700,000
Wayne-Westland Cmnty. Schools Participating VRDN Series MSDW 98 67, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,795,000	5,795,000
		81,839,533
Minnesota - 2.6%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 A, 1.8% tender 5/3/02, CP mode	2,500,000	2,500,000
(Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 1.95%, VRDN (b)	3,400,000	3,400,000
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,295,000	3,295,000
Series SGA 121, 1.57% (Liquidity Facility Societe Generale) (b)(d)	3,700,000	3,700,000
Minnesota Gen. Oblig. Participating VRDN:
Series EGL 01 2301, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	3,300,000	3,300,000
Series ROC II R96, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	3,085,000	3,085,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series PT 114, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	27,940,000	27,940,000

	Principal Amount	Value (Note 1)
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 1.6%, LOC Fannie Mae, VRDN (b)	$ 21,400,000	$ 21,400,000
Univ. of Minnesota Bonds Series ROC II R29, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)(e)	7,165,000	7,165,000
		75,785,000
Mississippi - 0.8%
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	3,100,000	3,100,000
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,300,000	5,300,000
Series Putters 138, 1.58% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	14,445,000	14,445,000
		22,845,000
Missouri - 0.8%
Missouri Board of Pub. Bldgs. State Office Bldg. Spl. Oblig. Bonds Series 2001 B, 4% 12/1/02	7,545,000	7,660,808
Missouri Dev. Fin. Board Cultural Facilities Rev. (Nelson Atkins Museum Proj.) Series 2001 B, 1.5% (MBIA Insured), VRDN (b)	7,200,000	7,200,000
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Bonds Series PA 702, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,010,000	5,010,000
Missouri Gen. Oblig. Participating VRDN Series MSDW 00 238, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	4,312,500	4,312,500
		24,183,308
Nebraska - 0.5%
Omaha Gen. Oblig. Participating VRDN:
Series BS 00 108, 1.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,000,000	7,000,000
Series EGL 00 2701, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	9,000,000	9,000,000
		16,000,000
Nevada - 0.9%
Clark County Passenger Facility Charge Rev. Bonds (Las Vegas/McCarran Int'l. Arpt. Proj.) Series A, 6% 7/1/22 (AMBAC Insured) (Pre-Refunded to 7/1/02 @ 102) (c)	5,000,000	5,139,130
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Nevada - continued
Clark County School District Participating VRDN:
Series MSDW 00 311, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	$ 3,445,000	$ 3,445,000
Series MSDW 00 378, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,015,000	2,015,000
Nevada Gen. Oblig. Participating VRDN:
Series SG 39, 1.57% (Liquidity Facility Societe Generale) (b)(d)	9,160,000	9,160,000
Series SGB 31, 1.58% (Liquidity Facility Societe Generale) (b)(d)	7,600,000	7,600,000
		27,359,130
New York - 1.6%
Commack Union Free School District TAN 3.25% 6/27/02	7,000,000	7,008,936
New York City Gen. Oblig. RAN Series 2002 A, 3% 4/12/02	10,400,000	10,405,034
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Related-Carnegie Park Proj.) Series 1997 A, 1.5%, LOC Fannie Mae, VRDN (b)	5,100,000	5,100,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.4% 4/3/02, LOC Commerzbank AG, LOC Toronto-Dominion Bank, CP	20,000,000	20,000,000
New York State Hsg. Fin. Agcy. Rev. Series 1997 A, 1.5%, LOC Fannie Mae, VRDN (b)	2,600,000	2,600,000
		45,113,970
Non State Specific - 0.4%
Stephens Equity Trust I Participating VRDN Series 1996, 1.68%, LOC Bayerische Hypo-und Vereinsbank AG (b)(d)	11,000,000	11,000,000
North Carolina - 0.7%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN:
Series MSDW 00 209, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,995,000	5,995,000
Series PA 693, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,095,000	6,095,000
Univ. of North Carolina Hosp. at Chapel Hill Rev. Series 2001 A, 1.46%, VRDN (b)	7,400,000	7,400,000
		19,490,000
Ohio - 2.7%
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 1.55% (Liquidity Facility Societe Generale) (b)(d)	5,000,000	5,000,000

	Principal Amount	Value (Note 1)
Clinton County Hosp. Rev. (Ohio Hosp. Cap., Inc. Pooled Fing. Prog.) Series 2000 A, 1.6%, LOC Nat'l. City Bank, VRDN (b)	$ 14,900,000	$ 14,900,000
Erie County Health Care Facilities Rev. (Commons of Providence Proj.) Series 1999 B, 1.63%, LOC Bank One NA, VRDN (b)	3,600,000	3,600,000
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 1996, 1.59%, LOC Bank One NA, VRDN (b)	12,615,000	12,615,000
Ohio Air Quality Dev. Auth. Rev. (Ohio Edison Co. Proj.) Series 2000 C, 1.45%, LOC First Union Nat'l. Bank, North Carolina, VRDN (b)	4,900,000	4,900,000
Ohio Higher Edl. Facility Commission Rev. (Pooled Fing. Prog.):
Series 1997, 1.65%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,920,000	9,920,000
Series 1999, 1.65%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,300,000	9,300,000
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) Series 1997, 1.6%, LOC Key Bank Nat'l. Assoc., VRDN (b)	4,370,000	4,370,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.65%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	13,480,000	13,480,000
		78,085,000
Oklahoma - 0.6%
McGee Creek Auth. Wtr. Rev. Participating VRDN Series CDC 00 B, 1.57% (Liquidity Facility Caisse des Depots et Consignations) (b)(d)	2,980,000	2,980,000
Oklahoma Dev. Fin. Auth. Hosp. Rev. (Deaconess Health Care Corp. Proj.) Series 2000 A, 1.6%, LOC KBC Bank NV, VRDN (b)	6,800,000	6,800,000
Oklahoma Dev. Fin. Auth. Rev. Bonds (Samuel Roberts Noble, Inc. Proj.) 5% 5/1/02	2,795,000	2,799,761
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Bonds Series 2001, 2.53%, tender 4/1/02 (Liquidity Facility Societe Generale) (b)	5,400,000	5,400,000
		17,979,761
Oregon - 0.7%
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.63%, LOC Bank One, Arizona NA, VRDN (b)	5,500,000	5,500,000
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Bonds:
Series 2002 C, 1.67% 2/6/03	7,525,000	7,525,000
Series M, 2.55% 9/12/02	3,000,000	3,000,000
2.2% 9/12/02	3,000,000	3,000,000
		19,025,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Pennsylvania - 3.6%
Allegheny County Port Auth. RAN 3.5% 6/28/02, LOC PNC Bank NA, Pittsburgh	$ 9,300,000	$ 9,318,567
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,400,000	8,400,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 1.58%, LOC KBC Bank NV, VRDN (b)	4,650,000	4,650,000
Lancaster Higher Ed. Auth. College Rev. (Franklin & Marshall College Proj.) 1.58% (BPA JPMorgan Chase Bank), VRDN (b)	14,640,000	14,640,000
Montgomery County Indl. Dev. Auth. Rev. (Gaudenzia Foundation, Inc. Prog.) 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	5,320,000	5,320,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingwoods Apts. Proj.) Series A, 1.55%, LOC Fannie Mae, VRDN (b)	6,400,000	6,400,000
Montgomery Higher Ed. & Health Auth. Hosp. Rev. Participating VRDN Series BS 98 31 Class A, 1.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,000,000	10,000,000
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.65% (AMBAC Insured), VRDN (b)	3,400,000	3,400,000
Pennsylvania Gen. Oblig. Participating VRDN Series MSDW 00 309, 1.51% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	2,995,000	2,995,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Messiah College Proj.) Series 2001 14, 3%, tender 11/1/02, LOC PNC Bank NA, Pittsburgh (b)	6,000,000	6,034,590
(Keystone College Proj.) Series 2001 H5, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	8,500,000	8,500,000
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 1.5%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,100,000	2,100,000
Quakertown Hosp. Auth. Hosp. Rev. (Pooled Fing. Prog.) Series 1985 A, 1.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,000,000	3,000,000
Scranton-Lackawanna Health & Welfare Auth. Rev. (Elan Gardens Proj.) Series 1996, 1.6%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,250,000	4,250,000
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds (Pennsylvania Panthers Proj.) Series 2001 A, 4% 4/4/02	7,800,000	7,800,495

	Principal Amount	Value (Note 1)
Washington County Hosp. Auth. Rev. Bonds (Washington Hosp. Proj.) Series 2001, 4%, tender 7/1/02, LOC PNC Bank NA, Pittsburgh (b)	$ 4,495,000	$ 4,508,922
York County Solid Waste & Refuse Auth. Solid Waste Sys. Rev. Bonds 5% 12/1/02 (FGIC Insured)	2,450,000	2,503,451
		103,821,025
Puerto Rico - 0.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series A, 1.6% (AMBAC Insured), VRDN (b)	8,550,000	8,550,000
Rhode Island - 0.5%
Rhode Island & Providence Plantations Participating VRDN Series MSDW 01 568, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	10,000,000	10,000,000
Rhode Island Gen. Oblig. Participating VRDN Series MSDW 00 248, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	5,462,500	5,462,500
		15,462,500
South Carolina - 1.2%
Berkeley County Poll. Cont. Facilities Rev. (Alumax, Inc. Proj.) 1.58% (Alcoa, Inc. Guaranteed), VRDN (b)	7,600,000	7,600,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 1.55%, VRDN (b)	4,300,000	4,300,000
Piedmont Muni. Pwr. Agcy. Elec. Rev. Bonds 6.3% 1/1/22 (MBIA Insured) (Pre-Refunded to 1/1/03 @ 102) (c)	4,000,000	4,220,794
South Carolina Gen. Oblig. Bonds Series A, 5.75% 1/1/03	4,570,000	4,703,124
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series EGL 00 4001, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	2,000,000	2,000,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series SGA 116, 1.55% (Liquidity Facility Societe Generale) (b)(d)	8,365,000	8,365,000
York County Poll. Cont. Rev. Bonds (Duke Energy Co. Proj.) 1.4% tender 6/5/02, CP mode	3,800,000	3,800,000
		34,988,918
Tennessee - 1.3%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Participating VRDN Series PA 750, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,935,000	8,935,000
Memphis Gen. Oblig. Participating VRDN Series SGB 23, 1.58% (Liquidity Facility Societe Generale) (b)(d)	30,000	30,000
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.57% (Liquidity Facility Societe Generale) (b)(d)	2,100,000	2,100,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.):
Series B1, 1.65%, tender 7/2/02 (b)	$ 3,500,000	$ 3,500,000
Series B2, 2%, tender 1/3/03 (b)	10,900,000	10,900,000
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 00 4201, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	8,000,000	8,000,000
Series 2001 X, 1.35% 4/1/02, CP	3,000,000	3,000,000
		36,465,000
Texas - 17.4%
Austin Elec. Util. Sys. Rev. Participating VRDN:
Series EGL 01 4302, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	10,000,000	10,000,000
Series SGA 131, 1.57% (Liquidity Facility Societe Generale) (b)(d)	8,605,000	8,605,000
Austin Gen. Oblig. Participating VRDN Series EGL 00 4305, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,955,000	5,955,000
Austin Util. Sys. Rev.:
Participating VRDN Series ROC II R129, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	7,005,000	7,005,000
Series A, 1.35% 4/8/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., CP	3,471,000	3,471,000
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series EGL 00 4303, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,000,000	5,000,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series B2, 1.5% (MBIA Insured), VRDN (b)	10,400,000	10,400,000
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 1.6%, LOC Chase Bank of Texas NA, VRDN (b)	6,200,000	6,200,000
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.35% tender 4/9/02, CP mode	2,200,000	2,200,000
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 1.45% tender 4/5/02, CP mode	2,600,000	2,600,000
Comal County Health Facilities Dev. Rev. (McKenna Memorial Health Sys. Proj.) 1.6%, LOC JPMorgan Chase Bank, VRDN (b)	5,000,000	5,000,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series EGL 01 4310, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	6,290,000	6,290,000

	Principal Amount	Value (Note 1)
Dallas Arpt. Rev. Bonds 5% 4/1/03 (AMBAC Insured)	$ 4,160,000	$ 4,282,600
Dallas-Fort Worth Reg'l. Arpt. Rev. Participating VRDN Series EGL 00 C4308, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	10,705,000	10,705,000
Denton Util. Sys. Rev. Participating VRDN Series MSDW 00 428, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	6,145,000	6,145,000
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.57% (Liquidity Facility Societe Generale) (b)(d)	2,485,000	2,485,000
Fort Worth Independent School District Bonds 5% 2/15/03 (Permanent School Fund of Texas Guaranteed)	5,000,000	5,136,096
Frisco Gen. Oblig. Participating VRDN Series BS 01 170, 1.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	13,105,000	13,105,000
Granbury Independent School District Participating VRDN Series SG 129, 1.57% (Liquidity Facility Societe Generale) (b)(d)	4,815,000	4,815,000
Harlandale Independent School District Participating VRDN Series SGA 100, 1.57% (Liquidity Facility Societe Generale) (b)(d)	7,480,000	7,480,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	4,500,000	4,500,000
Series SG 96, 1.57% (Liquidity Facility Societe Generale) (b)(d)	4,200,000	4,200,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.6%, LOC Chase Bank of Texas NA, VRDN (b)	5,000,000	5,000,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 1999 B, 1.5% (FSA Insured), VRDN (b)	4,000,000	4,000,000
Houston Arpt. Sys. Rev. Participating VRDN Series EGL 01 4306, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	8,910,000	8,910,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series EGL 01 4303, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	7,500,000	7,500,000
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,880,000	5,880,000
Series EGL 99 4302, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	6,000,000	6,000,000
Series MSDW 01 577, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,915,000	7,915,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lower Colorado River Auth. Rev. Participating VRDN: - continued
Series PA 575, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,495,000	$ 7,495,000
Mission Consolidated Independent School District Participating VRDN Series SGA 105, 1.57% (Liquidity Facility Societe Generale) (b)(d)	6,000,000	6,000,000
Northside Independent School District Bonds Series A, 3%, tender 8/1/02 (Permanent School Fund of Texas Guaranteed) (b)	15,300,000	15,319,995
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
1.45% tender 4/4/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,000,000	5,000,000
1.45% tender 5/20/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	3,100,000	3,100,000
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	2,085,000	2,085,000
Plano Health Facilities Dev. Corp. Hosp. Rev. Bonds (Childrens & Presbyterian Health Care Ctr. Proj.) 1.5% tender 7/22/02 (MBIA Insured) (Liquidity Facility JPMorgan Chase Bank), CP mode	3,200,000	3,200,000
Richardson Independent School District Bonds 2.24%, tender 4/1/03 (Permanent School Fund of Texas Guaranteed) (a)(b)	6,000,000	6,003,540
Rockwall Independent School District Participating VRDN Series BS 01 123, 1.55% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	11,300,000	11,300,000
San Antonio Elec. & Gas Rev.:
Bonds 0% 2/1/03 (AMBAC Insured) (Escrowed to Maturity) (c)	7,500,000	7,376,105
Participating VRDN:
Series SG 101, 1.57% (Liquidity Facility Societe Generale) (b)(d)	22,325,000	22,325,000
Series SG 105, 1.6% (Liquidity Facility Societe Generale) (b)(d)	47,200,000	47,200,000
San Antonio Hotel Occupancy Tax Rev. Participating VRDN Series SG 51, 1.57% (Liquidity Facility Societe Generale) (b)(d)	6,250,000	6,250,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	3,400,000	3,400,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	2,300,000	2,300,000

	Principal Amount	Value (Note 1)
Schertz/Seguin Local Govt. Corp. Contract Rev. Participating VRDN Series BS 01 114, 1.57% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 9,995,000	$ 9,995,000
Socorro Independent School District Participating VRDN Series EGL 00 4306, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	5,900,000	5,900,000
Spring Branch Independent School District Bonds Series PA 881R, 1.55%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	4,990,000	4,990,000
Texas Dept. Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series PA 126, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,062,000	1,062,000
Texas Gen. Oblig.:
Bonds Series 1992 C, 5.5% 4/1/20 (Pre-Refunded to 4/1/02 @ 102) (c)	6,900,000	7,038,000
Participating VRDN Series MSDW 01 550, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	12,917,500	12,917,500
TRAN 3.75% 8/29/02	115,700,000	116,594,728
Texas Pub. Fin. Auth. Rev. Series 1993 A, 1.7% 5/2/02, CP	4,000,000	4,000,000
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 1.55% (Liquidity Facility Societe Generale) (b)(d)	10,000,000	10,000,000
Univ. of Texas Univ. Revs. Participating VRDN Series SGA 79, 1.57% (Liquidity Facility Societe Generale) (b)(d)	3,700,000	3,700,000
		505,336,564
Utah - 0.9%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series PT 383, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,995,000	9,995,000
Series 1997 B2, 1.6% 5/15/02, CP	12,000,000	12,000,000
Series 1998 B4, 1.35% 4/1/02, CP	3,500,000	3,500,000
		25,495,000
Virginia - 3.1%
Chesapeake Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.35% tender 4/5/02, CP mode	2,000,000	2,000,000
1.45% tender 6/10/02, CP mode	2,200,000	2,200,000
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1985:
1.35% tender 4/5/02, CP mode	4,700,000	4,700,000
1.35% tender 4/10/02, CP mode	2,700,000	2,700,000
1.35% tender 6/10/02, CP mode	13,200,000	13,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 1987 B, 1.35% tender 4/1/02, CP mode	$ 7,885,000	$ 7,885,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.3% tender 4/19/02, CP mode	3,200,000	3,200,000
1.35% tender 4/22/02, CP mode	2,200,000	2,200,000
1.5% tender 4/30/02, CP mode	3,000,000	3,000,000
Series 1985, 1.35% tender 4/1/02, CP mode	10,000,000	10,000,000
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series SG 134, 1.57% (Liquidity Facility Societe Generale) (b)(d)	7,635,000	7,635,000
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Participating VRDN Series MSDW 00 218, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	9,290,000	9,290,000
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.58% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(d)	12,775,000	12,775,000
York County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985:
1.35% tender 4/5/02, CP mode	5,600,000	5,600,000
1.35% tender 4/10/02, CP mode	3,900,000	3,900,000
		90,285,000
Washington - 7.2%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series Merlots 01 A46, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	5,190,000	5,190,000
Energy Northwest Elec. Rev. Participating VRDN Series PA 825, 1.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,245,000	6,245,000
Grant County Pub. Util. District #2 Elec. Rev. Participating VRDN Series PA 952, 1.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,495,000	10,495,000
King County Gen. Oblig. BAN 3.25% 10/1/02	3,700,000	3,720,274
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	1,800,000	1,800,000
Series MSDW 01 554, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	15,000,000	15,000,000

	Principal Amount	Value (Note 1)
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.5%, LOC ABN-AMRO Bank NV, VRDN (b)	$ 1,800,000	$ 1,800,000
Port of Seattle Rev.:
Participating VRDN Series Merlots 01 A53, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	7,900,000	7,900,000
Series 1999 A, 1.65%, LOC Commerzbank AG, VRDN (b)	22,200,000	22,200,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PA 934R, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	17,765,000	17,765,000
Series SGA 85, 1.55% (Liquidity Facility Societe Generale) (b)(d)	16,600,000	16,600,000
Tacoma Elec. Sys. Rev. Participating VRDN Series MSDW 00 512X, 1.58% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,220,000	7,220,000
Washington Gen. Oblig.:
Bonds (Motor Vehicle Fuel Tax Proj.) Series C, 3.25% 1/1/03 (FSA Insured)	8,185,000	8,282,916
Participating VRDN:
Series EGL 00 4703, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	14,140,000	14,140,000
Series EGL 00 4704, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	3,065,000	3,065,000
Series EGL 00 4705, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	8,235,000	8,235,000
Series EGL 96 4701, 1.58% (Liquidity Facility Citibank NA, New York) (b)(d)	4,015,000	4,015,000
Series MSDW 00 388, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	12,145,000	12,145,000
Series MSDW 00 390, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	7,960,000	7,960,000
Series RobIns 6, 1.57% (Liquidity Facility Bank of New York NA) (b)(d)	13,095,000	13,095,000
Series SG 37, 1.57% (Liquidity Facility Societe Generale) (b)(d)	5,580,000	5,580,000
Series SGA 34, 1.57% (Liquidity Facility Societe Generale) (b)(d)	5,080,000	5,080,000
Series SGA 36, 1.57% (Liquidity Facility Societe Generale) (b)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Washington - continued
Washington Higher Ed. Facilities Auth. Rev. (Univ. of Puget Sound Proj.) Series 2001, 1.65%, VRDN (b)	$ 5,310,000	$ 5,310,000
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Participating VRDN Series Merlots 00 A14, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	5,845,000	5,845,000
		210,688,190
West Virginia - 0.6%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998, 1.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	4,730,000	4,730,000
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 1.58%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	5,490,000	5,490,000
Weirton Muni. Hosp. Bldg. Commission Hosp. Rev. Bonds (Weirton Med. Ctr., Inc. Proj.) Series 2001 B, 3.5%, tender 12/1/02, LOC PNC Bank NA, Pittsburgh (b)	7,250,000	7,314,149
		17,534,149
Wisconsin - 3.1%
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	21,900,000	22,143,334
Wisconsin Ctr. District Tax Rev. Series 2001 A, 1.5%, LOC Firstar Bank NA, VRDN (b)	10,000,000	10,000,000
Wisconsin Gen. Oblig.:
Participating VRDN Series ROC II R79, 1.58% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(d)	6,645,000	6,645,000
Series 2000 B, 1.3% 4/3/02, CP	3,400,000	3,400,000
TRAN 3.75% 6/17/02	31,625,000	31,742,742
Wisconsin Hsg. & Econ. Dev. Auth. Rev. Participating VRDN Series Putters 122, 1.58% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,945,000	8,945,000
Wisconsin Trans. Rev. Participating VRDN Series MSDW 01 556, 1.56% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(d)	6,252,500	6,252,500
		89,128,576

	Principal Amount	Value (Note 1)
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.63% (Liquidity Facility First Union Nat'l. Bank, North Carolina) (b)(d)	$ 4,800,000	$ 4,800,000
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PT 01 112, 1.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	615,000	615,000
		5,415,000
TOTAL INVESTMENT PORTFOLIO - 99.5%	2,893,649,626
NET OTHER ASSETS - 0.5%	15,910,323
NET ASSETS - 100%	$ 2,909,559,949
Total Cost for Income Tax Purposes $ 2,893,649,626
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Florida Board of Ed. Cap. Outlay Bonds Series PA 697, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/1/01	$ 16,015,000
Missouri Envir. Impt. & Energy Resource Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Bonds Series PA 702, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/2/01	$ 5,010,000
Phoenix Gen. Oblig. Bonds Series PA 862R, 1.85%, tender 5/14/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	10/26/01	$ 5,730,000
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 7/18/02 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,400,000
Spring Branch Independent School District Series PA 881R, 1.55%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	7/12/01	$ 4,990,000
Univ. of Minnesota Bonds Series ROC II R29, 1.85%, tender 8/22/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	11/7/00 - 3/19/02	$ 7,165,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,310,000 or 1.5% of net assets.

Income Tax Information
At May 31, 2001, the fund had a capital loss carryforward of approximately $408,000 of which $191,000, $189,000 and $28,000 will expire on May 31, 2005, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

	March 31, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 2,893,649,626
Cash		9,896,544
Interest receivable		14,522,465
Other receivables		47,676
Total assets		2,918,116,311
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,003,540
Distributions payable	2,027,321
Accrued management fee	393,886
Distribution fees payable	25,057
Other payables and accrued expenses	106,558
Total liabilities		8,556,362
Net Assets		$ 2,909,559,949
Net Assets consist of:
Paid in capital		$ 2,909,576,615
Accumulated net realized gain (loss) on investments		(16,666)
Net Assets		$ 2,909,559,949
Class I: Net Asset Value, offering price and redemption price per share ($2,752,778,733 ÷ 2,752,784,114 shares)		$ 1.00
Class II: Net Asset Value, offering price and redemption price per share ($43,909,565 ÷ 43,911,728 shares)		$ 1.00
Class III: Net Asset Value, offering price and redemption price per share ($112,771,387 ÷ 112,780,509 shares)		$ 1.00
Select Class: Net Asset Value, offering price and redemption price per share ($100,264 ÷ 100,264 shares)		$ 1.00

Statement of Operations

	Year ended March 31, 2002
Investment Income
Interest		$ 54,463,887
Expenses
Management fee	$ 4,782,015
Transfer agent fees	353,388
Distribution fees	276,447
Accounting fees and expenses	262,764
Non-interested trustees' compensation	8,269
Custodian fees and expenses	46,552
Registration fees	118,908
Legal	8,334
Total expenses before reductions	5,856,677
Expense reductions	(1,252,644)	4,604,033
Net investment income		49,859,854
Net Realized Gain (Loss) on Investment securities		443,401
Net increase in net assets resulting from operations		$ 50,303,255

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year ended March 31, 2002	Year ended March 31, 2001
Operations
Net investment income	$ 49,859,854	$ 75,153,437
Net realized gain (loss)	443,401	29,540
Net increase (decrease) in net assets resulting from operations	50,303,255	75,182,977
Distributions to shareholders from net investment income	(49,859,854)	(75,153,437)
Share transactions - net increase (decrease)	957,610,123	(118,069,223)
Total increase (decrease) in net assets	958,053,524	(118,039,683)
Net Assets
Beginning of period	1,951,506,425	2,069,546,108
End of period	$ 2,909,559,949	$ 1,951,506,425

Financial Highlights - Class I

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.022	.039	.033	.032	.035
Distributions from net investment income	(.022)	(.039)	(.033)	(.032)	(.035)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.22%	4.02%	3.38%	3.28%	3.60%
Ratios to Average Net Assets B
Expenses before expense reductions	.23%	.25%	.25%	.25%	.26%
Expenses net of voluntary waivers, if any	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%	.19%	.20%	.20%	.20%
Net investment income	2.10%	3.93%	3.32%	3.24%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,752,779	$ 1,852,107	$ 1,825,452	$ 1,876,635	$ 2,135,884

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.020	.038	.032	.031	.034
Distributions from net investment income	(.020)	(.038)	(.032)	(.031)	(.034)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	2.07%	3.86%	3.22%	3.13%	3.44%
Ratios to Average Net Assets B
Expenses before expense reductions	.38%	.40%	.40%	.42%	.53%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%	.34%	.35%	.35%	.35%
Net investment income	2.00%	3.82%	3.13%	3.05%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,910	$ 15,582	$ 25,937	$ 23,579	$ 30,829

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.019	.037	.031	.030	.033
Distributions from net investment income	(.019)	(.037)	(.031)	(.030)	(.033)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A	1.96%	3.76%	3.12%	3.03%	3.34%
Ratios to Average Net Assets B
Expenses before expense reductions	.48%	.50%	.50%	.52%	.62%
Expenses net of voluntary waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.43%	.44%	.45%	.45%	.45%
Net investment income	1.87%	3.64%	3.14%	2.98%	3.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,771	$ 83,817	$ 218,157	$ 48,807	$ 37,272

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Financial Highlights - Select Class

Years ended March 31,	2002 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000
Income from Investment Operations
Net investment income	.003
Distributions from net investment income	(.003)
Net asset value, end of period	$ 1.000
Total Return B, C	.26%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A
Expenses net of voluntary waivers, if any	.25% A
Expenses net of all reductions	.23% A
Net investment income	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period January 17, 2002 (commencement of sale of shares) to March 31, 2002.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of voluntary waivers reflects expenses after reimbursements by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2002

1. Significant Accounting Policies.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the funds) are funds of Colchester Street Trust (the trust). Each fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust.

Each fund offers Class I, Class II, Class III and Select Class shares, each of which has equal rights as to assets and voting privileges. The funds commenced sale of Select Class shares on January 17, 2002. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Money Market Portfolio, non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Income dividends are declared separately for each class.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Restricted Securities - continued

included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Joint Trading Account.

At the end of the period, Treasury Portfolio had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:

Summary of Joint Trading

Dated March 28, 2002, due April 1, 2002	1.85%
Number of dealers or banks	9
Maximum amount with one dealer or bank	38.1%
Aggregate principal amount of agreements	$6,042,000,000
Aggregate maturity amount of agreements	$6,043,240,206
Aggregate market value of transferred assets	$6,172,409,240
Coupon rates of transferred assets	0% to 14%
Maturity dates of transferred assets	4/1/02 to 2/15/31
Dated March 28, 2002, due April 1, 2002	1.85%
Number of dealers or banks	3
Maximum amount with one dealer or bank	34.4%
Aggregate principal amount of agreements	$725,732,000
Aggregate maturity amount of agreements	$725,881,205
Aggregate market value of transferred assets	$740,803,799
Coupon rates of transferred assets	0% to 11.25%
Maturity dates of transferred assets	4/1/02 to 8/15/28
Dated March 28, 2002, due April 1, 2002	1.86%
Number of dealers or banks	4
Maximum amount with one dealer or bank	37.7%
Aggregate principal amount of agreements	$278,293,000
Aggregate maturity amount of agreements	$278,350,394
Aggregate market value of transferred assets	$284,523,904
Coupon rates of transferred assets	0.% to 14%
Maturity dates of transferred assets	4/4/02 to 8/15/29

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .20% of each fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for Class II, Class III and Select Class shares. Class II, Class III and Select Class of each fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the funds and providing shareholder support services. For the period, the Service fee rates were as follows:

Class II	.15%
Class III	.25%
Select Class	.05%

The following amounts were paid to and retained by FDC:

	Paid to FDC	Retained by FDC
Treasury Only Portfolio: Class II	$ 246,495	$ 1,433
Class III	520,373	3,190
Select Class	10	10
	$ 766,878	$ 4,633
Treasury Portfolio: Class II	$ 559,988	$ 797
Class III	9,973,086	42,090
Select Class	10	10
	$ 10,533,084	$ 42,897
Government Portfolio: Class II	$ 1,614,918	$ 4,319
Class III	3,370,809	5,306
Select Class	10	10
	$ 4,985,737	$ 9,635
Domestic Portfolio: Class II	$ 1,520,248	$ 2,998
Class III	3,896,315	5,774
Select Class	241	55
	$ 5,416,804	$ 8,827
Money Market Portfolio: Class II	$ 806,537	$ 4,829
Class III	2,040,525	9,510
Select Class	10	10
	$ 2,847,072	$ 14,349
Tax Exempt Portfolio: Class II	$ 59,797	$ -
Class III	216,640	212
Select Class	10	10
	$ 276,447	$ 222

Annual Report

4. Fees and Other Transactions with
Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

	Amount	% of Average Net Assets
Treasury Only Portfolio - Class I	$ 217,166.02
Treasury Only Portfolio - Class II	26,641.02
Treasury Only Portfolio - Class III	34,816.02
Treasury Only Portfolio - Select Class	3	.02*
	$ 278,626
Treasury Portfolio - Class I	$ 842,982.02
Treasury Portfolio - Class II	55,003.01
Treasury Portfolio - Class III	616,388.02
Treasury Portfolio - Select Class	3	.01*
	$ 1,514,376
Government Portfolio - Class I	$ 1,534,967.02
Government Portfolio - Class II	174,043.02
Government Portfolio - Class III	232,746.02
Government Portfolio - Select Class	3	.01*
	$ 1,941,759
Domestic Portfolio - Class I	$ 1,053,079.02
Domestic Portfolio - Class II	152,660.02
Domestic Portfolio - Class III	268,329.02
Domestic Portfolio - Select Class	3	.00*
	$ 1,474,071
Money Market Portfolio - Class I	$ 2,991,868.01
Money Market Portfolio - Class II	71,938.01
Money Market Portfolio - Class III	134,166.02
Money Market Portfolio - Select Class	3	.01*
	$ 3,197,975
Tax-Exempt Portfolio - Class I	$ 335,388.01
Tax Exempt Portfolio - Class II	6,521.02
Tax-Exempt Portfolio - Class III	11,476.01
Tax-Exempt Portfolio - Select Class	3	.01*
	$ 353,388

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the funds except for Tax-Exempt Portfolio. Citibank also has a sub-contract with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each applicable fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Expense Reductions.

FMR agreed to reimburse certain fund's to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Treasury Only Portfolio
Class I	.20%	$ 520,514
Class II	.35%	66,568
Class III	.45%	86,651
Select Class	.25%	7
Treasury Portfolio
Class I	.20%	$ 1,540,586
Class II	.35%	106,947
Class III	.45%	1,162,789
Select Class	.25%	5
Government Portfolio
Class I	.20%	$ 2,784,685
Class II	.35%	311,818
Class III	.45%	399,802
Select Class	.25%	5
Domestic Portfolio
Class I	.20%	$ 2,266,575
Class II	.35%	333,430
Class III	.45%	549,088
Select Class	.25%	70
Money Market Portfolio
Class I	.18%	$ 9,258,373
Class II	.33%	228,707
Class III	.43%	382,725
Select Class	.23%	8
Tax-Exempt Portfolio
Class I	.20%	$ 785,925
Class II	.35%	14,595
Class III	.45%	29,599
Select Class	.25%	6

Annual Report

Notes to Financial Statements - continued

5. Expense Reductions - continued

In addition, through arrangements with certain fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Treasury Only Portfolio	$ 7,540	$ -	$ -
Government Portfolio	$ 3,040	$ -	$ -
Money Market Portfolio	$ 139,759		$ -
Class I		$ 2,624
Tax-Exempt Portfolio	$ 46,403		$ 80,574
Class I		$ 282,385
Class II		4,497
Class III		8,657
Select Class		3

6. Other Information.

At the end of the period, FMR or its affiliates and certain unaffiliated shareholders each held more than 10% of the outstanding shares of the following funds:

Fund	Affiliated % of Shares Held	Number of Unaffiliated Shareholders	Unaffiliated Shareholders% of Shares Held
Treasury Only Portfolio	-	1	10%
Treasury Portfolio	-	2	44%
Domestic Portfolio	-	1	17%
Money Market Portfolio	29%	-	-

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

From net investment income	Year ended March 31, 2002	Year ended March 31, 2001
Treasury Only Portfolio - Class I	$ 37,690,049	$ 67,693,215
Treasury Only Portfolio - Class II	4,623,681	3,675,729
Treasury Only Portfolio - Class III	5,651,532	9,127,482
Treasury Only Portfolio - Select Class	356	-
Total	$ 47,965,618	$ 80,496,426
Treasury Portfolio - Class I	$ 156,269,368	$ 271,447,215
Treasury Portfolio - Class II	10,179,874	24,282,197
Treasury Portfolio - Class III	105,370,302	193,493,129
Treasury Portfolio - Select Class	344	-
Total	$ 271,819,888	$ 489,222,541
Government Portfolio - Class I	$ 305,178,482	$ 398,123,850
Government Portfolio - Class II	30,787,393	32,506,263
Government Portfolio - Class III	37,198,845	58,805,975
Government Portfolio - Select Class	367	-
Total	$ 373,165,087	$ 489,436,088
Domestic Portfolio - Class I	$ 214,020,627	$ 290,010,842
Domestic Portfolio - Class II	30,035,585	44,297,725
Domestic Portfolio - Class III	43,839,402	90,081,622
Domestic Portfolio - Select Class	6,829	-
Total	$ 287,902,443	$ 424,390,189
Money Market Portfolio - Class I	$ 642,918,803	$ 1,073,930,954
Money Market Portfolio - Class II	15,590,303	13,484,548
Money Market Portfolio - Class III	23,535,916	42,521,755
Money Market Portfolio - Select Class	381	-
Total	$ 682,045,403	$ 1,129,937,257
Tax-Exempt Portfolio - Class I	$ 47,440,593	$ 70,732,557
Tax Exempt Portfolio - Class II	800,596	1,123,014
Tax Exempt Portfolio - Class III	1,618,401	3,297,866
Tax-Exempt Portfolio - Select Class	264	-
Total	$ 49,859,854	$ 75,153,437

Annual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Year ended March 31, 2002	Year ended March 31, 2001

Treasury Only Portfolio Class I Shares sold	3,626,172,656	3,395,999,632
Reinvestment of distributions	22,164,183	25,624,314
Shares redeemed	(3,503,221,657)	(3,501,686,672)
Net increase (decrease)	145,115,182	(80,062,726)
Treasury Only Portfolio Class II Shares sold	1,020,912,335	457,380,391
Reinvestment of distributions	2,590,357	2,274,763
Shares redeemed	(956,508,084)	(392,081,068)
Net increase (decrease)	66,994,608	67,574,086
Treasury Only Portfolio Class III Shares sold	564,509,660	479,539,325
Reinvestment of distributions	3,017,907	6,652,254
Shares redeemed	(514,055,626)	(466,963,354)
Net increase (decrease)	53,471,941	19,228,225
Treasury Only Portfolio Select Class A Shares sold	100,000	-
Reinvestment of distributions	356	-
Shares redeemed	-	-
Net increase (decrease)	100,356	-
Treasury Portfolio Class I Shares sold	61,592,025,742	64,367,202,066
Reinvestment of distributions	50,900,296	98,312,563
Shares redeemed	(62,395,441,352)	(63,775,163,443)
Net increase (decrease)	(752,515,314)	690,351,186
Treasury Portfolio Class II Shares sold	3,350,963,199	3,267,862,393
Reinvestment of distributions	1,269,264	2,121,998
Shares redeemed	(3,302,097,564)	(3,424,107,432)
Net increase (decrease)	50,134,899	(154,123,041)
Treasury Portfolio Class III Shares sold	21,477,153,962	22,829,809,537
Reinvestment of distributions	26,736,402	50,307,674
Shares redeemed	(20,759,320,250)	(22,228,540,900)
Net increase (decrease)	744,570,114	651,576,311
Treasury Portfolio Select Class A Shares sold	100,000	-
Reinvestment of distributions	344	-
Shares redeemed	-	-
Net increase (decrease)	100,344	-
Government Portfolio Class I Shares sold	81,035,450,189	65,506,826,924
Reinvestment of distributions	143,738,726	190,669,314
Shares redeemed	(81,716,918,828)	(62,589,659,733)
Net increase (decrease)	(537,729,913)	3,107,836,505

Annual Report

Notes to Financial Statements - continued

8. Share Transactions - continued

	Year ended March 31, 2002	Year ended March 31, 2001
Government Portfolio Class II Shares sold	9,334,874,850	5,948,639,902
Reinvestment of distributions	20,640,617	18,198,801
Shares redeemed	(9,265,475,598)	(5,646,373,621)
Net increase (decrease)	90,039,869	320,465,082
Government Portfolio Class III Shares sold	11,043,544,648	10,383,029,365
Reinvestment of distributions	22,731,046	42,242,978
Shares redeemed	(10,768,948,645)	(10,485,901,583)
Net increase (decrease)	297,327,049	(60,629,240)
Government Portfolio Select Class A Shares sold	100,000	-
Reinvestment of distributions	367	-
Shares redeemed	-	-
Net increase (decrease)	100,367	-
Domestic Portfolio Class I Shares sold	89,464,565,558	68,528,505,174
Reinvestment of distributions	111,828,454	164,189,879
Shares redeemed	(89,623,826,057)	(66,226,030,519)
Net increase (decrease)	(47,432,045)	2,466,664,534
Domestic Portfolio Class II Shares sold	7,461,455,403	14,083,604,028
Reinvestment of distributions	17,861,913	23,973,801
Shares redeemed	(7,888,239,903)	(13,128,443,115)
Net increase (decrease)	(408,922,587)	979,134,714
Domestic Portfolio Class III Shares sold	10,408,364,513	10,780,803,398
Reinvestment of distributions	38,253,486	76,952,891
Shares redeemed	(10,571,275,689)	(10,767,717,826)
Net increase (decrease)	(124,657,690)	90,038,463
Domestic Portfolio Select Class A Shares sold	76,100,000	-
Reinvestment of distributions	3,550	-
Shares redeemed	(71,000,000)	-
Net increase (decrease)	5,103,550	-
Money Market Portfolio Class I Shares sold	132,604,322,014	140,259,295,592
Reinvestment of distributions	392,333,001	673,583,902
Shares redeemed	(135,297,671,688)	(136,580,877,212)
Net increase (decrease)	(2,301,016,673)	4,352,002,282
Money Market Portfolio Class II Shares sold	6,199,701,647	3,708,303,686
Reinvestment of distributions	15,133,273	12,320,286
Shares redeemed	(6,109,452,242)	(3,649,408,173)
Net increase (decrease)	105,382,678	71,215,799

Annual Report

8. Share Transactions - continued

	Year ended March 31, 2002	Year ended March 31, 2001
Money Market Portfolio Class III Shares sold	5,136,291,324	6,687,717,089
Reinvestment of distributions	18,185,417	35,424,842
Shares redeemed	(5,158,473,694)	(6,617,435,670)
Net increase (decrease)	(3,996,953)	105,706,261
Money Market Portfolio Select Class A Shares sold	100,000	-
Reinvestment of distributions	381	-
Shares redeemed	-	-
Net increase (decrease)	100,381	-
Tax-Exempt Portfolio Class I Shares sold	9,511,069,054	6,464,128,864
Reinvestment of distributions	14,191,978	19,346,440
Shares redeemed	(8,625,020,439)	(6,456,816,054)
Net increase (decrease)	900,240,593	26,659,250
Tax-Exempt Portfolio Class II Shares sold	343,567,883	118,269,721
Reinvestment of distributions	714,416	828,034
Shares redeemed	(315,956,645)	(129,454,992)
Net increase (decrease)	28,325,654	(10,357,237)
Tax-Exempt Portfolio Class III Shares sold	618,556,650	346,908,007
Reinvestment of distributions	1,292,610	2,707,113
Shares redeemed	(590,905,648)	(483,986,356)
Net increase (decrease)	28,943,612	(134,371,236)
Tax-Exempt Portfolio Select Class A Shares sold	100,000	-
Reinvestment of distributions	264	-
Shares redeemed	-	-
Net increase (decrease)	100,264	-

A Select Class commenced sale of shares on January 17, 2002.

Annual Report

Independent Auditors' Report

To the Trustees of Colchester Street Trust and Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), funds of Colchester Street Trust, including the portfolios of investments, as of March 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2002, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 3, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy overseas 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 185 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-888-622-3175.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1991

President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Treasury Only Portfolio (2001), Treasury Portfolio (2001), Government Portfolio (2001), Domestic Portfolio (2001), Money Market Portfolio (2001), and Tax-Exempt Portfolio (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1991

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1991

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (68)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2002

Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000), and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997
Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Robert K. Duby (56)

Year of Election or Appointment: 1997

Vice President of Money Market Portfolio. Mr. Duby also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Duby has managed a variety of Fidelity funds.

Robert A. Litterst (42)

Year of Election or Appointment: 1997

Vice President of Government Portfolio. Mr. Litterst also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

John J. Todd (53)

Year of Election or Appointment: 1997

Vice President of Domestic Portfolio. Mr. Todd also is Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Todd managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. He also serves as Secretary of other Fidelity Funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996

Assistant Treasurer of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Domestic Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 11, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	25,656,518,816.03	83.192
Against	2,173,788,978.40	7.049
Abstain	2,135,393,564.58	6.923
Broker Non-Votes	874,761,674.00	2.836
TOTAL	30,840,463,033.01	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	25,394,852,030.94	82.343
Against	2,408,212,675.30	7.808
Abstain	2,162,636,652.77	7.013
Broker Non-Votes	874,761,674.00	2.836
TOTAL	30,840,463,033.01	100.000
PROPOSAL 3
To elect a Board of Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	28,741,110,393.15	93.193
Withheld	2,099,352,639.86	6.807
TOTAL	30,840,463,033.01	100.000
Ralph F. Cox
Affirmative	28,739,546,726.50	93.188
Withheld	2,100,916,306.51	6.812
TOTAL	30,840,463,033.01	100.000
Phyllis Burke Davis
Affirmative	28,741,112,054.15	93.193
Withheld	2,099,350,978.86	6.807
TOTAL	30,840,463,033.01	100.000
Robert M. Gates
Affirmative	28,741,106,013.15	93.193
Withheld	2,099,357,019.86	6.807
TOTAL	30,840,463,033.01	100.000
	# of Votes Cast	% of Votes Cast
Abigail P. Johnson
Affirmative	28,741,112,739.15	93.193
Withheld	2,099,350,293.86	6.807
TOTAL	30,840,463,033.01	100.000
Edward C. Johnson 3d
Affirmative	28,741,109,116.15	93.193
Withheld	2,099,353,916.86	6.807
TOTAL	30,840,463,033.01	100.000
Donald J. Kirk
Affirmative	28,741,107,009.15	93.193
Withheld	2,099,356,023.86	6.807
TOTAL	30,840,463,033.01	100.000
Marie L. Knowles
Affirmative	28,741,114,890.15	93.193
Withheld	2,099,348,142.86	6.807
TOTAL	30,840,463,033.01	100.000
Ned C. Lautenbach
Affirmative	28,741,117,367.15	93.193
Withheld	2,099,345,665.86	6.807
TOTAL	30,840,463,033.01	100.000
Peter S. Lynch
Affirmative	28,740,890,365.51	93.192
Withheld	2,099,572,667.50	6.808
TOTAL	30,840,463,033.01	100.000
Marvin L. Mann
Affirmative	28,741,110,221.15	93.193
Withheld	2,099,352,811.86	6.807
TOTAL	30,840,463,033.01	100.000
William O. McCoy
Affirmative	28,741,112,148.15	93.193
Withheld	2,099,350,884.86	6.807
TOTAL	30,840,463,033.01	100.000
William S. Stavropoulos
Affirmative	28,807,521,401.61	93.408
Withheld	2,032,941,631.40	6.592
TOTAL	30,840,463,033.01	100.000
PROPOSAL 4
To modify Tax-Exempt Portfolio's fundamental 80% investment policy.
	# of Votes Cast	% of Votes Cast
Affirmative	1,312,169,004.47	87.961
Against	158,064,095.44	10.594
Abstain	7,920,987.89	0.532
Broker Non-Votes	13,613,340.00	0.913
TOTAL	1,491,767,427.80	100.000
PROPOSAL 5
To eliminate a fundamental investment policy of Tax-Exempt Portfolio.
	# of Votes Cast	% of Votes Cast
Affirmative	1,309,243,120.07	87.764
Against	161,396,448.80	10.819
Abstain	7,514,518.93	0.504
Broker Non-Votes	13,613,340.00	0.913
TOTAL	1,491,767,427.80	100.000
PROPOSAL 6
To amend each fund's fundamental investment limitation concerning diversification.
Domestic Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	3,870,478,117.92	80.534
Against	17,278,243.33	0.359
Abstain	642,614,188.37	13.371
Broker Non-Votes	275,668,835.00	5.736
TOTAL	4,806,039,384.62	100.000
PROPOSAL 6
Government Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	6,938,116,862.77	97.223
Against	18,711,972.91	0.262
Abstain	55,216,650.93	0.774
Broker Non-Votes	124,263,752.00	1.741
TOTAL	7,136,309,238.61	100.000
PROPOSAL 6
Money Market Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	9,581,369,880.15	86.885
Against	509,745,281.69	4.622
Abstain	608,647,242.96	5.520
Broker Non-Votes	327,795,726.00	2.973
TOTAL	11,027,558,130.80	100.000
PROPOSAL 6
Tax-Exempt Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	1,321,296,836.10	88.572
Against	149,345,149.77	10.011
Abstain	7,512,101.93	0.504
Broker Non-Votes	13,613,340.00	0.913
TOTAL	1,491,767,427.80	100.000
PROPOSAL 6
Treasury Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	4,677,971,677.05	86.380
Against	334,765,415.94	6.182
Abstain	383,947,550.42	7.089
Broker Non-Votes	18,881,321.00	0.349
TOTAL	5,415,565,964.41	100.000
PROPOSAL 6
Treasury Only Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	696,425,512.65	72.302
Against	22,583,426.04	2.344
Abstain	129,675,248.08	13.463
Broker Non-Votes	114,538,700.00	11.891
TOTAL	963,222,886.77	100.000
PROPOSAL 7
To amend each fund's fundamental investment limitation concerning underwriting.
Domestic Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	3,870,575,734.92	80.536
Against	17,180,626.33	0.357
Abstain	642,614,188.37	13.371
Broker Non-Votes	275,668,835.00	5.736
TOTAL	4,806,039,384.62	100.000
PROPOSAL 7
Government Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	6,938,269,704.79	97.225
Against	16,779,801.88	0.235
Abstain	56,995,979.94	0.799
Broker Non-Votes	124,263,752.00	1.741
TOTAL	7,136,309,238.61	100.000
PROPOSAL 7
Money Market Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	9,483,465,548.34	85.997
Against	583,420,236.02	5.290
Abstain	632,876,620.44	5.740
Broker Non-Votes	327,795,726.00	2.973
TOTAL	11,027,558,130.80	100.000
PROPOSAL 7
Tax-Exempt Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	1,319,815,484.61	88.473
Against	149,438,999.44	10.018
Abstain	8,899,603.75	0.596
Broker Non-Votes	13,613,340.00	0.913
TOTAL	1,491,767,427.80	100.000
PROPOSAL 7
Treasury Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	4,706,089,255.63	86.899
Against	306,578,185.36	5.661
Abstain	384,017,202.42	7.091
Broker Non-Votes	18,881,321.00	0.349
TOTAL	5,415,565,964.41	100.000
PROPOSAL 7
Treasury Only Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	652,510,792.26	67.742
Against	66,578,818.43	6.914
Abstain	129,594,576.08	13.453
Broker Non-Votes	114,538,700.00	11.891
TOTAL	963,222,886.77	100.000
PROPOSAL 8
To amend each fund's fundamental investment limitation concerning lending.
Domestic Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	3,870,478,117.92	80.534
Against	17,278,243.33	0.359
Abstain	642,614,188.37	13.371
Broker Non-Votes	275,668,835.00	5.736
TOTAL	4,806,039,384.62	100.000
PROPOSAL 8
Government Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	6,686,552,069.23	93.698
Against	13,497,437.44	0.189
Abstain	311,995,979.94	4.372
Broker Non-Votes	124,263,752.00	1.741
TOTAL	7,136,309,238.61	100.000
PROPOSAL 8
Money Market Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	9,577,637,025.21	86.851
Against	526,348,823.47	4.773
Abstain	595,776,556.12	5.403
Broker Non-Votes	327,795,726.00	2.973
TOTAL	11,027,558,130.80	100.000
PROPOSAL 8
Tax-Exempt Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	1,317,336,230.48	88.307
Against	152,139,906.99	10.199
Abstain	8,677,950.33	0.581
Broker Non-Votes	13,613,340.00	0.913
TOTAL	1,491,767,427.80	100.000
PROPOSAL 8
Treasury Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	4,660,520,366.44	86.058
Against	352,155,989.55	6.503
Abstain	384,008,287.42	7.090
Broker Non-Votes	18,881,321.00	0.349
TOTAL	5,415,565,964.41	100.000
PROPOSAL 8
Treasury Only Portfolio
	# of Votes Cast	% of Votes Cast
Affirmative	696,506,184.65	72.310
Against	22,583,426.04	2.345
Abstain	129,594,576.08	13.454
Broker Non-Votes	114,538,700.00	11.891
TOTAL	963,222,886.77	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Annual Report

Annual Report

Annual Report

Investment Advisor

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisor

Fidelity Investments Money Management, Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Custodians

The Bank of New York
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Domestic Portfolio
and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

FIMM-ANN-0502 156615
1.701843.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com